As filed with the Securities and Exchange Commission on April 30, 2003
                                             1933 Act Registration No. 333-19297
                                             1940 Act Registration No. 811-08007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            ------------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
     Pre-Effective Amendment No. __                                          [ ]
     Post-Effective Amendment No. _8_                                        [X]
                                        and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
     Amendment No.  9                                                        [X]
                   ---


                        (Check appropriate box or boxes.)

                           ------------------------
                                LEVCO SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

  One Rockefeller Plaza, New York, NY                                   10020
(Address of Principal Executive Offices)                             (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 332-8400

                               Norris Nissim, Esq.
                            John A. Levin & Co., Inc.
                        One Rockefeller Plaza, 19th Floor
                            New York, New York 10020
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Kenneth S. Gerstein, Esq.
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

                  Approximate Date of Proposed Public Offering:
  As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)
       |_| immediately upon filing pursuant to paragraph (b)
       |X| on May 1, 2003 pursuant to paragraph  (b)
       |_| 60 days after filing pursuant to paragraph (a)
       |_| on (date) pursuant to paragraph (a) of rule 485
       |_| 75 days after filing pursuant to paragraph (a)(2)
       |_| on (date)  pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

       |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                      PROSPECTUS
                                                                     May 1, 2003





                                                         LEVCO EQUITY VALUE FUND
                                                (a series of LEVCO Series Trust)
                                               One Rockefeller Plaza, 19th Floor
                                                        New York, New York 10020





AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES AND HAS NOT PASSED ON THE ADEQUACY OR ACCURACY OF THE INFORMATION IN THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.




The shares being offered by this Prospectus are Class A shares. Shares are sold only to certain life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by participating insurance companies. The separate accounts invest in shares in accordance with allocation instructions received by owners of the annuity contracts and life insurance policies. These allocation rights are described in the prospectus for the separate account that accompanies this Prospectus.

--------------------------------------------------------------------------------

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference.

Table Of Contents

                                                                            Page
INVESTMENT OBJECTIVE AND STRATEGY                                              1

MAIN RISKS                                                                     2

PAST PERFORMANCE                                                               3

FEES AND EXPENSES                                                              4

FINANCIAL HIGHLIGHTS                                                           6

ABOUT THE FUND                                                                 7

MORE ABOUT THE FUND'S
  INVESTMENTS AND RELATED RISKS                                                8

MANAGEMENT                                                                    11

FUND EXPENSES                                                                 12

ABOUT YOUR INVESTMENT                                                         13

DISTRIBUTIONS AND TAXES                                                       14

SHAREHOLDER COMMUNICATIONS                                                    15

ADDITIONAL INFORMATION                                                        16

INVESTMENT OBJECTIVE AND STRATEGY

GOAL AND TYPES OF INVESTMENTS -- The investment objective of the Fund is to achieve long-term growth of capital. The Fund pursues this objective by normally investing at least 80% of its net assets in common stocks and other securities having equity characteristics. These will generally consist of securities of issuers with market capitalizations of greater than $2 billion. In managing the Fund's investment portfolio, the investment adviser emphasizes preservation of capital and attempts to control volatility as measured against the Standard & Poor's Composite 500 Stock IndexTM (a widely recognized, unmanaged index of stocks frequently used as a general measure of performance for large capitalization U.S. stocks).

In addition to common stocks, the Fund may invest in preferred stocks, convertible debt and convertible preferred securities, warrants, rights and other securities having equity characteristics.

The Fund may invest a portion of its assets in bonds and other types of debt obligations. Most of these debt instruments will be investment grade. The Fund may also invest in high-quality money market instruments such as short-term U.S. government securities, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate obligations and repurchase agreements.

While not obligated to do so, the investment adviser may also use a variety of hedging strategies to protect against declines in the value of securities the Fund holds. These strategies may include the use of options on securities, stock index options, and stock index futures and related options. They involve special risks, which are discussed below.

HOW THE INVESTMENT ADVISER SELECTS INVESTMENTS -- The investment adviser follows a value-oriented investment philosophy in selecting stocks for the Fund. This means that the investment adviser seeks to identify securities that are currently undervalued in relation to their intrinsic value. Using a fundamental, research-intensive approach, the investment adviser considers factors such as: security prices that reflect a market valuation that the investment adviser believes to be below the estimated present or future value of the company; favorable earnings growth prospects; expected above-average return on equity and dividend yield; the financial condition of the company; and various other factors. Although the investment adviser considers payment of current dividends and income in its investment decisions, they are not primary considerations.





                                          LEVCO EQUITY VALUE FUND PROSPECTUS   1

MAIN RISKS

INVESTMENTS IN EQUITY SECURITIES -- Investments in equity securities, such as stocks, historically have been a leading choice for long-term investors. However, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). General market and economic factors may adversely affect securities markets, which could in turn adversely affect the value of the Fund's investments, regardless of the performance or expected performance of companies in which the Fund invests. There is also a risk that the investment adviser's judgment about the attractiveness, value and potential appreciation of particular securities will be incorrect. The same factors may also impact the investment adviser's attempts to control volatility.

INVESTMENTS IN BONDS AND SIMILAR SECURITIES -- Investments in bonds and other debt obligations pose different risks. The value of fixed income securities generally will fall if interest rates rise. The value of a debt security may also fall as a result of other factors such as the financial condition of the issuer, the market perception of the issuer or general economic conditions. These investments involve a risk that the issuer may not be able to meet its principal and interest payment obligations. The Fund is not restricted as to the maximum maturities of debt obligations in which it may invest. Those obligations having longer maturities involve greater risk of fluctuations in value.

FUTURES, OPTIONS AND WARRANTS -- Investments in futures, options and warrants are speculative and involve substantial risk, even when used for hedging purposes, including the risk of a complete loss of the value of the investment. It is possible that any hedging strategies used by the investment adviser will not be successful.

GENERAL -- The risks described above form the Fund's overall risk profile and will affect the value of the Fund's investments, its investment performance and its price per share. Particular investment strategies described in this Prospectus also involve risks. These risks mean that you can lose money by investing in the Fund and that the net asset value of your shares upon redemption may be less than what you paid to purchase them. There is no assurance that the Fund will achieve its investment objective.



2   LEVCO EQUITY VALUE FUND PROSPECTUS

PAST PERFORMANCE

The two tables below show information about the Fund's annual return based on the performance of Class A shares. The first table shows the Fund's performance for 1998, 1999, 2000, 2001 and 2002. (It does not show the performance from the Fund's commencement of operations on August 4, 1997 through December 31, 1997, when the Fund's total return was 0.80%). The second table shows how the Fund's performance compares to that of the Russell 1000 Value Index and the S&P 500 Index. These tables allow you to compare the Fund's performance to the performance of other mutual funds or with the performance of the U.S. securities markets generally, and give you some indication of the risks of investing in the Fund. The information shown assumes reinvestment of dividends and distributions. The returns shown do not reflect fees and charges imposed by the separate accounts that invest in the Fund's shares. Had those fees and charges been included, returns would have been lower. As with all mutual funds, past performance is not a prediction of future results.

                            YEAR-TO-YEAR TOTAL RETURN
                              AS OF 12/31 EACH YEAR

                             BEST QUARTER:
                             18.26%
                             (QUARTER ENDED 12/31/98)
                             WORST QUARTER:
                             -21.17%
                             (QUARTER ENDED 9/30/02)


[THE FOLLOWING DATA IS PRESENTED AS A BAR GRAPH IN THE PRINTED DOCUMENT]

                         1998                  15.98%
                         1999                  15.73%
                         2000                  15.99%
                         2001                  -5.30%
                         2002                 -28.22%


                              AVERAGE ANNUAL RETURN
                                 AS OF 12/31/02

                                                                      SINCE
                                       1 YEAR         5 YEARS      INCEPTION*
                                     ----------     -----------    -----------

       Fund ........................    -28.22%         1.14%          1.20%
       S&P 500 Index ...............    -22.09%        -0.58%         -0.10%
       Russell 1000 Value Index ....    -15.52%         1.16%          2.31%


----------
*  From commencement of operations on 8/4/97 through 12/31/02


                                          LEVCO EQUITY VALUE FUND PROSPECTUS   3

FEES AND EXPENSES


This table describes the fees and expenses that you can expect to pay or bear if you buy and hold Class A shares of the Fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

     Maximum Sales Charge (Load) Imposed on
       Purchases (as a percentage
       of offering price) ........................................     NONE
     Maximum Deferred Sales Charge (Load) ........................     NONE
     Maximum Sales Charge (Load) Imposed on
       Reinvestment of Dividends .................................     NONE
     Redemption Fees .............................................     NONE
     Exchange Fees ...............................................     NONE

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
       FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS):

     Management Fee ..............................................    0.85%
     Distribution and Service (12b-1) Fees .......................     NONE
     Other Expenses ..............................................    0.81%
     Total Annual Fund
       Operating Expenses ........................................    1.66%*


----------
   *The investment adviser voluntarily has undertaken to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions and extraordinary expenses) to 1.10% of its average net assets. Such arrangements typically take the form of either a reimbursement of expenses or a fee waiver by the investment adviser. For 2002, the investment adviser waived $114,539 of its $172,998 management fee under this arrangement. The investment adviser has reserved the right to discontinue this arrangement at any time.


4   LEVCO EQUITY VALUE FUND PROSPECTUS

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example is based upon Total Annual Fund Operating Expenses as set forth in the table above. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same during those periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR        3 YEARS        5 YEARS       10 YEARS
             ------        -------        -------       --------
              $169          $523           $902          $1,965

The table and Example above reflect the Fund related fees and expenses that you will bear indirectly if you direct a participating insurance company to invest a portion of your life insurance policy or annuity contract premiums in Class A shares of the Fund. As an owner of a life insurance policy or annuity contract, you will also incur various fees and expenses related to your policy or contract that are not reflected in this Prospectus. If the table and Example included these fees and expenses, the fees and expenses shown in the table and the Example would be higher.



                                          LEVCO EQUITY VALUE FUND PROSPECTUS   5

FINANCIAL HIGHLIGHTS


This table describes the Fund's performance for the periods indicated. It is intended to help you understand the Fund's financial results for a single Class A share of the Fund outstanding throughout each period indicated. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Ernst & Young LLP, the Fund's independent auditors. Their report, along with the Fund's financial statements, are available without charge upon request.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           FOR THE YEAR   FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                              ENDED          ENDED           ENDED           ENDED            ENDED
                                           DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                               2002           2001            2000            1999            1998
                                           ------------   ------------    ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF YEAR......     $11.03          $12.22          $11.65          $11.18          $10.01
======================================================================================================================
Income from investment operations:
    Net investment income...............       0.07            0.09            0.10            0.08            0.09
    Net realized and unrealized gain
        (loss) on Investments...........      (3.19)          (0.74)           1.76            1.67            1.50
----------------------------------------------------------------------------------------------------------------------
Total from investment operations........      (3.12)          (0.65)           1.86            1.75            1.59
----------------------------------------------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income      (0.01)          (0.09)          (0.10)          (0.08)          (0.09)
    Distributions from realized capital          --           (0.45)          (1.18)          (1.20)          (0.33)
    Gains In excess of net realized
    gains...............................         --              --           (0.01)             --              --
----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions.......      (0.01)          (0.54)          (1.29)          (1.28)          (0.42)
----------------------------------------------------------------------------------------------------------------------
Capital contribution....................       0.01(c)           --              --              --              --
NET ASSET VALUE, END OF YEAR............      $7.91          $11.03          $12.22          $11.65          $11.18
----------------------------------------------------------------------------------------------------------------------
Total return(a).........................     (28.22)%         (5.30%)         15.99%          15.73%          15.98%
Net assets, end of year (000's).........    $18,278         $24,227         $33,380         $24,088         $16,349
Ratio of gross expenses to average
    net assets..........................       1.83%(c)        1.53%           1.37%           1.71%           2.04%
Ratio of net expenses to average
    net assets..........................       1.27%(c)        1.10%           1.10%           1.10%           1.10%
Ratio of net investment income to
    average net assets..................       0.73%(b)(c)     0.73%           0.78%           0.70%           0.89%
Portfolio turnover rate.................         50%             44%             64%             62%             89%

----------
   (a)Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of dividends and distributions at net asset value during the year and a redemption on the last day of the year.

   (b)Ratio would have been 0.17% had the investment adviser not waived expenses.

   (c)The investment adviser contributed capital to the Fund for estimated income tax expenses incurred by the Fund. The expense ratios and net investment income ratio were increased by 0.17% and decreased by 0.17%, respectively. As a result of the investment adviser's capital contribution, there was no impact to the Fund's net assets or total return for 2002. The amount by which the net expense ratio of 1.27% exceeds the expense limitation of 1.10% relates to the estimated income tax expense which has been absorbed by the investment adviser through a capital contribution.



6   LEVCO EQUITY VALUE FUND PROSPECTUS

ABOUT THE FUND

The Fund is a series of the LEVCO Series Trust. The shares being offered by this Prospectus are Class A shares. Shares are sold only to certain life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by participating insurance companies. The separate accounts invest in shares of the Fund in accordance with allocation instructions received from owners of the annuity contracts and life insurance policies issued by those participating companies. These allocation rights are described in the prospectus for the separate account that accompanies this Prospectus.

Participating insurance companies may not be affiliated with each other. In addition, the participating companies and their separate accounts may be subject to insurance regulation that varies from state to state and may be subject to state insurance and federal tax or other regulation that differs as between variable annuity contracts and variable life insurance policies. The Trust does not currently foresee any disadvantages to the owners of these contracts or policies arising from these circumstances. In the future, shares of the Fund may also be sold to qualified pension and retirement plans. It is theoretically possible that the interests of pension and retirement plans to which the Fund's shares may be sold or the owners of annuity contracts or life insurance policies participating in the Fund through the separate accounts may at some time be in material and irreconcilable conflict. In some cases, one or more separate accounts or pension plans may redeem all of their investments in the Fund, which could possibly force the Fund to sell portfolio securities at disadvantageous prices. The Board of Trustees of the Trust intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to those conflicts.





                                          LEVCO EQUITY VALUE FUND PROSPECTUS   7

MORE ABOUT THE FUND'S
INVESTMENTS AND RELATED RISKS


The Fund may use various investment instruments and practices in pursuing its investment program. Descriptions of these instruments and practices, and the risks associated with them, are set forth below.

You should consider the Fund as a supplement to an overall investment program and should invest only if you are willing to undertake the risks involved. Changes in the value of the Fund's investments will result in changes in the value of the Fund's shares, and thus the Fund's total return to shareholders.

EQUITY SECURITIES -- The Fund's investments in equity securities may include investments in common stocks and preferred stocks of U.S. and foreign issuers. The Fund may also purchase securities that have equity characteristics, such as convertible securities, warrants and stock options. The values of equity securities fluctuate in response to many factors. Factors specific to a company, such as certain decisions by management, lower demand for the company's products or services, or even loss of a key executive, could result in a decrease in the value of the company's securities. Factors specific to the industry in which a company is engaged, such as increased competition or costs of production or consumer or investor perception, can have a similar effect. The value of a company's stock can also be adversely effected by changes in financial markets generally, such as an increase in interest rates or consumer confidence, that are unrelated to the company itself or its industry.

A company's preferred stock is subject to additional risks. Preferred stocks generally pay dividends at specified rates and have a preference over common stock in the payment of dividends and the liquidation of an issuer's assets. However, preferred stock is junior to the debt securities of an issuer in those same respects. Unlike interest payments on debt securities, dividend payments on preferred stock are generally payable at the discretion of an issuer's board of directors. The market prices of preferred stocks will fluctuate based, in part, on changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Preferred stock may decline in value if dividends are not paid.

The Fund's focus on value stocks carries additional risks. As a group, value stocks tend to go through cycles of relative underperformance and out-performance in comparison to common stocks generally. These cycles may last for several years. The risk factors discussed above and others may cause significant fluctuations in the prices of securities in which the Fund invests and result in losses to the Fund.

FIXED INCOME SECURITIES -- The Fund may invest in fixed income securities. These include bonds and other debt obligations issued by U.S. and foreign corporations, the U.S. government or foreign governments or their agencies, and state and local governments. Fixed income securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. The Fund may invest in both investment grade debt securities and non-investment grade debt securities (including junk bonds).

All debt securities are subject to certain risks. One risk is whether the issuer will be able to meet principal or interest payments. Another risk is that the prices of debt securities will generally decline as interest rates rise. The prices of debt securities may also decline as a result of market perception of the creditworthiness of the issuer and general market liquidity.



8   LEVCO EQUITY VALUE FUND PROSPECTUS

Non-investment grade securities, especially junk bonds, which are highly speculative investments, are more sensitive to these risks, particularly credit risk. Also, the markets for non-investment grade securities may be thinner and less active than the markets for investment grade securities. For these reasons, the Fund will not invest more than 10% of the value of its total assets in non-convertible debt securities that are not investment grade.

FOREIGN SECURITIES -- The Fund is permitted to invest up to 20% of the value of its total assets in securities of foreign issuers. These investments involve risks not associated with investments in the U.S., including the risk of fluctuations in foreign currency exchange rates, unreliable and untimely information about the issuers and political and economic instability. These risks are more severe in emerging markets and could result in the investment adviser misjudging the value of certain securities or in a significant loss in the value of those securities. The Fund may enter into foreign currency forward contracts (which are agreements to exchange an amount of currency at an agreed time and rate) to hedge the risk of fluctuations in exchange rates. This technique, however, may not be successful.

ILLIQUID SECURITIES -- The Fund may invest up to 10% of the value of its net assets in illiquid securities. These securities lack a ready market in which they can be sold. For this reason, illiquid securities involve the risk that the Fund will not be able to sell them when desired or at a favorable price.

FUTURES, OPTIONS AND WARRANTS -- Futures, options, rights and warrants are forms of derivative instruments. They can have equity-like characteristics and typically derive their value, at least in part, from the value of an underlying asset or index. The Fund may purchase and sell rights and warrants for profit opportunity or for purposes of hedging the portfolio. The Fund may also purchase and sell stock index futures and related options, and may trade in options on particular securities or baskets of securities, options on securities indices and foreign currency options. The Fund will write only covered call or covered put options. The Fund may engage in futures and options transactions only for purposes of hedging. However, there is no requirement that the Fund hedge its portfolio or any investment position.

Warrants are instruments that permit, but do not obligate, the holder to subscribe for other securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights are not dividend paying investments and do not have voting rights like common stock. They also do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than direct equity investments. In addition, the value of warrants and rights do not necessarily change with the value of the underlying securities and may cease to have value if they are not exercised prior to their expiration dates.

A securities index futures contract does not require the physical delivery of the securities underlying the index, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures position is simply closed out. Changes in the market value of a particular securities index futures contract reflect changes in the specified index of the securities on which the futures contract is based. To hedge the Fund's portfolio, the investment adviser may sell a stock index futures contract in anticipation of a general market or market sector decline that it believes might adversely affect prices of the Fund's portfolio securities. If there is a correlation between the Fund's portfolio and a particular stock index, the



                                          LEVCO EQUITY VALUE FUND PROSPECTUS   9
sale of a futures contract on that index could reduce general market risk and permit the Fund to retain its securities position.

A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, an underlying asset or index at a stated exercise price at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, an underlying asset or index at a stated exercise price at any time prior to the expiration of the option.

While generally used to limit risk, the use of derivative instruments like futures, options, rights and warrants can increase the volatility of the Fund's portfolio. Particular futures and options positions may create investment exposures that are greater than the costs of those positions would suggest. This means that a small investment could have a large potential positive or negative impact on the Fund's performance. If the Fund invests in these instruments at inappropriate times or judges market conditions incorrectly, they may lower the Fund's return or result in substantial losses. Changes in the liquidity of the secondary markets in which these instruments trade can result in significant, rapid and unpredictable changes in their prices, which could also cause losses to the Fund.

TEMPORARY DEFENSIVE INVESTMENTS -- During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of is assets in high quality, fixed income securities, money market instruments and money market mutual funds, or it may hold cash. The Fund may not achieve its investment objective in these circumstances. The Fund may also hold these investments for liquidity purposes.



10   LEVCO EQUITY VALUE FUND PROSPECTUS

MANAGEMENT

The Board of Trustees of the Trust is responsible for supervising the business and affairs of the Fund. The Board of Trustees has delegated responsibility for management of the Fund's investments to the investment adviser. Other matters relating to the Fund's day-to-day operations are handled by the Trust's officers, each of whom is an officer or employee of the investment adviser.

INVESTMENT ADVISER -- John A. Levin & Co., Inc., One Rockefeller Plaza, New York, New York 10022, serves as the Fund's investment adviser. Subject to the policies as the Board of Trustees may determine, the investment adviser makes all investment decisions for the Fund and places all orders for the purchase and sale of the Fund's investments. The investment adviser also provides administrative services required by the Trust and the Fund, except for certain accounting related services furnished by Van Eck Associates Corporation ("Van Eck"). Certain administrative services may also be furnished through the investment adviser's affiliates. The investment adviser furnishes, without expense to the Fund, the services of its personnel to serve as officers and Trustees of the Trust. The Fund pays the investment adviser monthly compensation for these services computed at the annual rate of 0.85% of the Fund's average daily net assets. The investment adviser may pay financial institutions a portion of this fee that is attributable to the investments of, or contracts or policies held by, customers of those financial institutions. During the fiscal year ended December 31, 2002, the investment adviser waived $114,539 of its $172,998 management fee as a result of its undertaking to limit the Fund's ordinary operating expenses to 1.10% of the Fund's average net assets.

Together with its predecessor, the investment adviser has provided investment advisory services to clients since 1982. The investment adviser is an indirect, wholly-owned subsidiary of BKF Capital Group, Inc. ("BKF"), a company listed on the New York Stock Exchange (the "NYSE"). Clients of the investment adviser include U.S. and foreign individuals, trusts, non-profit organizations, registered investment funds, investment partnerships, endowments, and pension and profit-sharing funds. As of December 31, 2002, the investment adviser managed approximately $11.3 billion in assets for its clients.

The portfolio managers of the Fund are:

         PHILIP W. FRIEDMAN: Senior Portfolio Manager and Securities Analyst, and the leader of the value equity team of the investment adviser. Prior to assuming these roles in March 2003, he served at the firm as the portfolio manager for a long/short equity strategy. Before joining the investment adviser in 2002, he was a managing director in charge of the U.S. Active Equity Group at Morgan Stanley Asset Management (1998-2002), director of North American Equity Research for Morgan Stanley (1995-1997) and an Aerospace and Defense Electronics analyst for Morgan Stanley (1990-1995).

         JOHN (JACK) W. MURPHY: Senior Portfolio Manager of the investment adviser since 1997, and Securities Analyst of the investment adviser since 1995.




                                         LEVCO EQUITY VALUE FUND PROSPECTUS   11

TRANSFER AGENT AND ACCOUNTING SERVICES -- The Trust has retained Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101 to serve as the Fund's transfer agent and dividend paying agent.

The Trust has retained Van Eck Associates Corp., 99 Park Avenue, New York, New York 10016 to provide the Fund with certain accounting, pricing and administration services, including valuation of the Fund's assets and calculation of the Fund's net asset value. As authorized by the Fund's agreement with Van Eck, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 has been retained by Van Eck to perform certain accounting services.

FUND EXPENSES

The Fund pays all of its expenses other than those expressly assumed by the investment adviser or the distributor. Expenses of the Fund are deducted from the Fund's total income before dividends are paid. The Fund's expenses include, but are not limited to: fees paid to the investment adviser; fees paid to Van Eck; fees of the Fund's independent auditors and custodian and certain related expenses; taxes; organization costs; brokerage fees and commissions; interest; costs incident to meetings of the Board of Trustees of the Trust and meetings of the Fund's shareholders; costs of printing and mailing prospectuses and reports to shareholders and the filing of reports with regulatory bodies; legal fees and disbursements; fees payable to federal and state regulatory authorities; fees and expenses of Trustees who are not affiliated with the investment adviser or the distributor; and any extraordinary expenses. The investment adviser has voluntarily undertaken to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions, and extraordinary expenses) to 1.10% of its average net assets. The investment adviser reserves the right to discontinue this policy at any time.






12   LEVCO EQUITY VALUE FUND PROSPECTUS

ABOUT YOUR INVESTMENT

PURCHASE OF SHARES -- The distributor, LEVCO Securities, Inc., offers the Fund's shares to separate accounts at net asset value per share on each day on which the NYSE is open for business, without any sales charge. Net asset value per share is calculated once daily at the first close of regular trading on the NYSE (normally, 4:00 p.m., New York time), Monday through Friday, each day the NYSE is open. It is computed by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from the value of the Fund's investments and other assets and dividing the result by the total number of shares of the Fund outstanding. The determination of net asset value is made separately for each class of shares of the Fund. Because the Fund may hold shares that are listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its net asset value, the Fund's net asset value may change on days when separate accounts will not be able to purchase or redeem Fund shares.

The Fund effects orders to purchase or redeem shares from participating insurance companies that are based on premium payments, surrender and transfer requests and other transaction requests from the owners of variable annuity contracts and variable insurance policies offered by those insurance companies, or from their annuitants and beneficiaries, at the net asset value per share next computed after the separate account receives the transaction request. Any orders to purchase or redeem shares that are not based on actions by contract owners or policy owners, annuitants and beneficiaries will be effected at the net asset value per share next computed after the order is received by the distributor. The Fund reserves the right to suspend the sale of shares in response to conditions in the securities markets or for other reasons.

Individuals may not place orders to purchase shares directly. Please refer to the prospectus for the separate account of the participating insurance company for more information on purchasing Fund shares.

REDEMPTION OF SHARES -- A separate account may redeem all or any portion of the shares that it holds at any time at the next computed net asset value per share, as described above. Shares that are redeemed are entitled to any dividends that have been declared as payable to record owners up to and including the day the redemption is effected. There is no redemption charge. Payment of the redemption price will normally be made within seven days after receipt of such tender for redemption.

The right of redemption may be suspended and the date of payment of the redemption price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading on the NYSE is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.



                                         LEVCO EQUITY VALUE FUND PROSPECTUS   13

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- The Fund declares and distributes dividends from net investment income and net capital gains, if any, annually.

TAX MATTERS -- Applicable provisions of the Internal Revenue Code require that investments of a segregated asset account of an insurance company, such as the separate accounts of participating insurance companies that own shares of the Fund, must be "adequately diversified" for holders of variable annuity contracts or variable life insurance policies investing in the account to receive the tax-deferred or tax-free treatment generally afforded them. The Fund plans to satisfy the requirements of those provisions at all times.

Fund dividends and distributions will be taxable, if at all, to the separate accounts that hold Fund shares, and not to the owners of variable annuity contracts or variable life insurance policies offered by participating insurance companies. The tax status of any dividend or distribution is the same regardless of how long the separate account has been an investor in the Fund and whether or not dividends and distributions are reinvested or taken in cash. In general, dividends paid from the Fund's net investment income (which would include short-term capital gains) are taxable as ordinary income. Distributions by the Fund of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain. Redemptions of Fund shares generally will result in recognition of capital gain or loss for federal income tax purposes.

The tax status of dividends and distributions for each calendar year will be detailed in the annual tax statements from the Fund.

The above discussion provides very general information only. It does not address the tax treatment of the owners of variable annuity contracts or variable life insurance policies offered by participating insurance companies. Owners of these contracts or life insurance policies should consult the prospectuses for the separate accounts for information concerning the Federal income tax treatment of the separate accounts that own Fund shares and of owning the annuity contracts or life insurance policies, and should consult their own tax advisors concerning the Federal and state tax consequences of these investments.



14   LEVCO EQUITY VALUE FUND PROSPECTUS

SHAREHOLDER COMMUNICATIONS

It is expected that owners of variable annuity contracts or variable life insurance policies offered by participating insurance companies who have given instructions for separate accounts to invest in the Fund's shares will receive reports from the participating insurance companies that include, among other things, the Fund's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent auditors. The reports will show the investments owned by the Fund and provide other information about the Fund and its operations. The Fund may pay a portion of the cost of preparing certain of those reports. Owners of variable annuity contracts or variable life insurance policies may obtain information about the performance of the Fund on any business day by calling their insurance company.



                                         LEVCO EQUITY VALUE FUND PROSPECTUS   15

ADDITIONAL INFORMATION


DESCRIPTION OF SHARES -- Shares being offered pursuant to this Prospectus are Class A shares of the Fund. Class B shares of the Fund are offered pursuant to a separate prospectus. The Class A and Class B shares each represent interests in the Fund, but differ in that the Class B shares, unlike Class A shares, bear certain expenses associated with the different investor services and distribution arrangement that has been implemented for that class.

CUSTODIAN -- State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's custodian.

DISTRIBUTOR -- LEVCO Securities, Inc., One Rockefeller Plaza, New York, New York 10020, serves as the distributor of the Fund's shares. The distributor is a wholly-owned subsidiary of the investment adviser.

INDEPENDENT AUDITORS -- Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Kansas City, Missouri, 64105, serves as the independent auditors of the Fund. Financial Statements of the Fund appearing in the Fund's annual report were audited by Ernst & Young LLP.

COUNSEL -- Schulte Roth & Zabel LLP, 919 Third Avenue, New York, New York 10022, serves as counsel to the Fund, and also serves as counsel to the investment adviser and its affiliates on certain matters.



16   LEVCO EQUITY VALUE FUND PROSPECTUS

LEVCO EQUITY VALUE FUND

               INVESTMENT ADVISER

                    John A. Levin & Co., Inc.
                    One Rockefeller Plaza
                    New York, New York 10020


               DISTRIBUTOR

                    LEVCO Securities, Inc.
                    One Rockefeller Plaza
                    New York, New York 10020


               CUSTODIAN

                    State Street Bank and Trust Company
                    225 Franklin Street
                    Boston, Massachusetts 02110


               TRANSFER AGENT

                    Forum Shareholder Services, LLC
                    Two Portland Square
                    Portland, Maine 04101


               INDEPENDENT AUDITORS

                    Ernst & Young LLP
                    One Kansas City Place
                    1200 Main Street
                    Kansas City, Missouri 64105


               LEGAL COUNSEL

                    Schulte Roth & Zabel LLP
                    919 Third Avenue
                    New York, New York 10022

--------------------------------------------------------------------------------
NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN APPROVED SALES LITERATURE IN CONNECTION WITH THE OFFER CONTAINED HEREIN, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.
--------------------------------------------------------------------------------


                                         LEVCO EQUITY VALUE FUND PROSPECTUS   17

FOR MORE INFORMATION

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS -- Additional information is available in the Fund's annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI) -- The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

TO OBTAIN INFORMATION

To obtain free copies of the annual or semi-annual report or the SAI or discuss questions about the Fund:

BY TELEPHONE-- Call your insurance company or 1-800-826-2333

BY MAIL-- Write your insurance company or the Fund, c/o Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016

FROM THE SEC -- Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File Number 811-08007



18   LEVCO EQUITY VALUE FUND PROSPECTUS

--------------------------------------------------------------------------------
      Prospectus Dated May 1, 2003

      LEVCO EQUITY VALUE FUND
      (a series of LEVCO Series Trust)

      One Rockefeller Plaza, 19th Floor
      New York, New York 10020
--------------------------------------------------------------------------------


The shares being offered by this Prospectus are Class B shares. Shares are sold only to certain life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by participating insurance companies. The separate accounts invest in shares in accordance with allocation instructions received by owners of the annuity contracts and life insurance policies. These allocation rights are described in the prospectus for the separate account that accompanies this Prospectus.

                              --------------------

         This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES AND HAS NOT PASSED ON THE ADEQUACY OR ACCURACY OF THE INFORMATION IN THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                              --------------------

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE
                                                                           ----

INVESTMENT OBJECTIVE AND STRATEGY............................................3


MAIN RISKS...................................................................3


PAST PERFORMANCE.............................................................4


FEES AND EXPENSES............................................................6


FINANCIAL HIGHLIGHTS.........................................................7


ABOUT THE FUND...............................................................8


MORE ABOUT THE FUND'S INVESTMENTS AND RELATED RISKS..........................8


MANAGEMENT..................................................................11


FUND EXPENSES...............................................................12


ABOUT YOUR INVESTMENT.......................................................13


DISTRIBUTION PLAN...........................................................14


DISTRIBUTIONS AND TAXES.....................................................14


SHAREHOLDER COMMUNICATIONS..................................................15


ADDITIONAL INFORMATION......................................................15

                        INVESTMENT OBJECTIVE AND STRATEGY

     GOAL AND TYPES OF INVESTMENTS - The investment objective of the Fund is to achieve long-term growth of capital. The Fund pursues this objective by normally investing at least 80% of its net assets in common stocks and other securities having equity characteristics. These will generally consist of securities of issuers with market capitalizations of greater than $2 billion. In managing the Fund's investment portfolio, the investment adviser emphasizes preservation of capital and attempts to control volatility as measured against the Standard & Poor's Composite 500 Stock Index(TM) (a widely recognized, unmanaged index of stocks frequently used as a general measure of performance for large capitalization U.S. stocks).

     In addition to common stocks, the Fund may invest in preferred stocks, convertible debt and convertible preferred securities, warrants, rights and other securities having equity characteristics.

     The Fund may invest a portion of its assets in bonds and other types of debt obligations. Most of these debt instruments will be investment grade. The Fund may also invest in high-quality money market instruments such as short-term U.S. government securities, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate obligations and repurchase agreements.

     While not obligated to do so, the investment adviser may also use a variety of hedging strategies to protect against declines in the value of securities the Fund holds. These strategies may include the use of options on securities, stock index options, and stock index futures and related options. They involve special risks, which are discussed below.

     HOW THE INVESTMENT ADVISER SELECTS INVESTMENTS - The investment adviser follows a value-oriented investment philosophy in selecting stocks for the Fund. This means that the investment adviser seeks to identify securities that are currently undervalued in relation to their intrinsic value. Using a fundamental, research-intensive approach, the investment adviser considers factors such as: security prices that reflect a market valuation that the investment adviser believes to be below the estimated present or future value of the company; favorable earnings growth prospects; expected above-average return on equity and dividend yield; the financial condition of the company; and various other factors. Although the investment adviser considers payment of current dividends and income in its investment decisions, they are not primary considerations.

                                   MAIN RISKS

     INVESTMENTS IN EQUITY SECURITIES - Investments in equity securities, such as stocks, historically have been a leading choice for long-term investors. However, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). General market and economic factors may adversely affect securities markets, which could in turn adversely affect the value of the Fund's investments, regardless of the performance or expected performance of companies in which the Fund invests. There is also a risk that the investment adviser's judgment about the attractiveness, value and potential appreciation of particular securities will be incorrect. The same factors may also impact the investment adviser's attempts to control volatility.

     INVESTMENTS IN BONDS AND SIMILAR SECURITIES - Investments in bonds and other debt obligations pose different risks. The value of fixed income securities generally will fall if interest rates rise. The value of a debt security may also fall as a result of other factors such as the financial condition of the issuer, the market perception of the issuer or general economic conditions. These investments involve a risk that the issuer may not be able to meet its principal and interest payment obligations. The Fund is not restricted as to the maximum maturities of debt obligations in which it may invest. Those obligations having longer maturities involve greater risk of fluctuations in value.

     FUTURES, OPTIONS AND WARRANTS - Investments in futures, options and warrants are speculative and involve substantial risk, even when used for hedging purposes, including the risk of a complete loss of the value of the investment. It is possible that any hedging strategies used by the investment adviser will not be successful.

     GENERAL - The risks described above form the Fund's overall risk profile and will affect the value of the Fund's investments, its investment performance and its price per share. Particular investment strategies described in this Prospectus also involve risks. These risks mean that you can lose money by investing in the Fund and that the net asset value of your shares upon redemption may be less than what you paid to purchase them. There is no assurance that the Fund will achieve its investment objective.

                                PAST PERFORMANCE

     The two tables below show information about the Fund's annual return based on the performance of Class A shares. There were no Class B shares outstanding during the periods shown. The first table shows the Fund's performance for 1998, 1999, 2000, 2001 and 2002. (It does not show the performance from the Fund's commencement of operations on August 4, 1997 through December 31, 1997, when the Fund's total return was 0.80%). The second table shows how the Fund's performance compares to that of the Russell 1000 Value Index and the S&P 500
Index. These tables allow you to compare the Fund's performance to the performance of other mutual funds or with the performance of the U.S. securities markets generally, and give you some indication of the risks of investing in the Fund. The information shown assumes reinvestment of dividends and distributions. The returns shown do not reflect fees and charges imposed by the separate accounts that invest in the Fund's shares. Had those fees and charges been included, returns would have been lower. As with all mutual funds, past performance is not a prediction of future results.

                            YEAR-TO-YEAR TOTAL RETURN
                             AS OF 12/31 EACH YEAR
                            -------------------------

      [THE DATA BELOW IS PRESENTED AS A BAR GRAPH IN THE PRINTED DOCUMENT]

                           1998                15.98%
                           1999                15.73%
                           2000                15.99%
                           2001                -5.30%
                           2002               -28.22%


            BEST QUARTER:     18.26% (QUARTER ENDED12/31/98)

            WORST QUARTER:    (21.17)% (QUARTER ENDED 9/30/02)



                              AVERAGE ANNUAL RETURN
                                 AS OF 12/31/02
                              ---------------------

                                    1 YEAR         5 YEARS            SINCE
                                                                    INCEPTION*
                                   -------         -------          ----------
Fund...........................    (28.22)%          1.14%            1.20%
S&P 500 Index..................    (22.09)%         (0.58)%          (0.10)%
Russell 1000 Value Index ......    (15.52)%          1.16%            2.31%

----------
*    From commencement of operations on 8/4/97 through 12/31/02

                                FEES AND EXPENSES

         This table describes the fees and expenses that you can expect to pay or bear if you buy and hold Class B shares of the Fund.

            SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
              INVESTMENT):

            Maximum Sales Charge (Load) Imposed
            on Purchases (as a percentage
               of offering price)............................  NONE
            Maximum Deferred Sales Charge (Load).............  NONE
            Maximum Sales Charge (Load) Imposed
             on Reinvestment of Dividends....................  NONE
            Redemption Fees..................................  NONE
            Exchange Fees....................................  NONE

            ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
            DEDUCTED FROM FUND ASSETS) (AS A PERCENTAGE OF
            AVERAGE NET ASSETS):

            Management Fee................................... 0.85%
            Distribution and Service (12b-1) Fees............ 0.25%

            Other Expenses................................... 0.81%
            Total Annual Fund
               Operating Expenses............................ 1.91%*

----------

* The investment adviser voluntarily has undertaken to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions and extraordinary expenses) to 1.10% of its average net assets. Such arrangements typically take the form of either a reimbursement of expenses or a fee waiver by the investment adviser. For 2002, the investment adviser waived $114,539 of its $172,998 management fee under this arrangement. The investment adviser has reserved the right to discontinue this arrangement at any time.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example is based upon Total Annual Fund Operating Expenses as set forth in the table above. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same during those periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR     3 YEARS    5 YEARS   10 YEARS
                                 ------     -------    -------   --------
                                  $194        $600      $1,032    $2,233

The table and Example above reflect the Fund related fees and expenses that you will bear indirectly if you direct a participating insurance company to invest a portion of your life insurance policy or annuity contract premiums in Class B shares of the Fund. As an owner of a life insurance policy or annuity contract, you will also incur various fees and expenses related to your policy or contract that are not reflected in this Prospectus. If the table and Example included these fees and expenses, the fees and expenses shown in the table and the Example would be higher.

                              FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the periods indicated. It is intended to help you understand the Fund's financial results for a single Class A share of the Fund outstanding throughout each period indicated. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Ernst & Young LLP, the Fund's independent auditors. Their report, along with the Fund's financial statements, are available without charge upon request.

                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD


                                      FOR THE YEAR      FOR THE YEAR       FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                          ENDED        ENDED DECEMBER     ENDED DECEMBER    ENDED DECEMBER         ENDED
                                       DECEMBER 31,       31, 2001           31, 2000          31, 1999         DECEMBER 31,
                                          2002                                                                     1998
                                     --------------    --------------     --------------    --------------     --------------
Net Asset Value, Beginning of Year        $11.03            $12.22            $11.65             $11.18            $10.01
                                         -------           -------           -------            -------           -------


Income From Investment Operations:

       Net Investment Income                0.07              0.09              0.10               0.08              0.09


       Net Realized and Unrealized         (3.19)            (0.74)             1.76               1.67              1.50
       Gain (Loss) on Investments        -------           -------           -------            -------           -------



Total from Investment Operations           (3.12)            (0.65)             1.86               1.75              1.59
                                         -------           -------           -------            -------           -------

Less Distributions:

       Dividends from Net                  (0.01)            (0.09)            (0.10)             (0.08)            (0.09)
       Investment Income


       Distributions from Realized            --             (0.45)            (1.18)             (1.20)            (0.33)
       Capital Gains


       In excess of Net Realized              --                --             (0.01)                --                --
       Gains                             -------           -------           -------            -------           -------


Total Dividends and Distributions          (0.01)            (0.54)            (1.29)             (1.28)            (0.42)
                                         -------           -------           -------            -------           -------


Capital Contribution                        0.01(C)             --                --                 --                --
                                         -------           -------           -------            -------           -------


Net Asset Value, End of Year               $7.91            $11.03            $12.22             $11.65            $11.18
                                         =======           =======           =======            =======           =======


Total Return (a)                          (28.22)%           (5.30%)           15.99%             15.73%            15.98%
                                         -------           -------           -------            -------           -------


Net Assets, End of Year (000's)          $18,278           $24,227           $33,380            $24,088           $16,349
                                         -------           -------           -------            -------           -------


Ratio of Gross Expenses to Average          1.83%(c)          1.53%             1.37%              1.71%             2.04%
Net Assets


Ratio of Net Expenses to Average            1.27%(c)          1.10%             1.10%              1.10%             1.10%
Net Assets


Ratio of Net Investment Income to           0.73%(b)(c)       0.73%             0.78%              0.70%             0.89%
Average Net Assets


Portfolio Turnover Rate                       50%               44%               64%                62%               89%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of dividends and distributions at net asset value during the year and a redemption on the last day of the year.

(b) Ratio would have been 0.17% had the investment adviser not waived expenses.

(c) The investment adviser contributed capital to the Fund for estimated income tax expenses incurred by the Fund. The expense ratios and net investment income ratio were increased by 0.17% and decreased by 0.17%, respectively. As a result of the investment adviser's capital contribution, there was no impact to the Fund's net assets or total return for 2002. The amount by which the net expense ratio of 1.27% exceeds the expense limitation of 1.10% relates to the estimated income tax expense which has been absorbed by the investment adviser through a capital contribution.

                                 ABOUT THE FUND

     The Fund is a series of the LEVCO Series Trust. The shares being offered by this Prospectus are Class B shares. Shares are sold only to certain life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by participating insurance companies. LEVCO Securities, Inc., the distributor of the Fund's shares, receives a fee representing reimbursement of its expenses incurred in connection with the distribution of the shares offered by this Prospectus. The separate accounts invest in shares of the Fund in accordance with allocation instructions received from owners of the annuity contracts and life insurance policies issued by those participating companies. These allocation rights are described in the prospectus for the separate account that accompanies this Prospectus.

     Participating insurance companies may not be affiliated with each other. In addition, the participating companies and their separate accounts may be subject to insurance regulation that varies from state to state and may be subject to state insurance and federal tax or other regulation that differs as between variable annuity contracts and variable life insurance policies. The Trust does not currently foresee any disadvantages to the owners of these contracts or policies arising from these circumstances. In the future, shares of the Fund may also be sold to qualified pension and retirement plans. It is theoretically possible that the interests of pension and retirement plans to which the Fund's shares may be sold or the owners of annuity contracts or life insurance policies participating in the Fund through the separate accounts may at some time be in material and irreconcilable conflict. In some cases, one or more separate accounts or pension plans may redeem all of their investments in the Fund, which could possibly force the Fund to sell portfolio securities at disadvantageous prices. The Board of Trustees of the Trust intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to those conflicts.

                              MORE ABOUT THE FUND'S
                          INVESTMENTS AND RELATED RISKS

     The Fund may use various investment instruments and practices in pursuing its investment program. Descriptions of these instruments and practices, and the risks associated with them, are set forth below.

     You should consider the Fund as a supplement to an overall investment program and should invest only if you are willing to undertake the risks involved. Changes in the value of the Fund's investments will result in changes in the value of the Fund's shares, and thus the Fund's total return to shareholders.

     EQUITY SECURITIES - The Fund's investments in equity securities may include investments in common stocks and preferred stocks of U.S. and foreign issuers. The Fund may also purchase securities that have equity characteristics, such as convertible securities, warrants and stock options. The values of equity securities fluctuate in response to many factors. Factors specific to a company, such as certain decisions by management, lower demand for the company's products or services, or even loss of a key executive, could result in a decrease in the value of the company's securities. Factors specific to the industry in which a company is engaged, such as increased competition or costs of production or consumer or investor perception, can have a similar effect. The value of a company's stock can also be adversely effected by changes in financial markets generally, such as an increase in interest rates or consumer confidence, that are unrelated to the company itself or its industry.

     A company's preferred stock is subject to additional risks. Preferred stocks generally pay dividends at specified rates and have a preference over common stock in the payment of dividends and the liquidation of an issuer's assets. However, preferred stock is junior to the debt securities of an issuer in those same respects. Unlike interest payments on debt securities, dividend payments on preferred stock are generally payable at the discretion of an issuer's board of directors. The market prices of preferred stocks will fluctuate based, in part, on changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Preferred stock may decline in value if dividends are not paid.

     The Fund's focus on value stocks carries additional risks. As a group, value stocks tend to go through cycles of relative underperformance and out-performance in comparison to common stocks generally. These cycles may last for several years. The risk factors discussed above and others may cause significant fluctuations in the prices of securities in which the Fund invests and result in losses to the Fund.

     FIXED INCOME SECURITIES - The Fund may invest in fixed income securities. These include bonds and other debt obligations issued by U.S. and foreign corporations, the U.S. government or foreign governments or their agencies, and state and local governments. Fixed income securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. The Fund may invest in both investment grade debt securities and non-investment grade debt securities (including junk bonds).

     All debt securities are subject to certain risks. One risk is whether the issuer will be able to meet principal or interest payments. Another risk is that the prices of debt securities will generally decline as interest rates rise. The prices of debt securities may also decline as a result of market perception of the creditworthiness of the issuer and general market liquidity.

     Non-investment grade securities, especially junk bonds, which are highly speculative investments, are more sensitive to these risks, particularly credit risk. Also, the markets for non-investment grade securities may be thinner and less active than the markets for investment grade securities. For these reasons, the Fund will not invest more than 10% of the value of its total assets in non-convertible debt securities that are not investment grade.

     FOREIGN SECURITIES - The Fund is permitted to invest up to 20% of the value of its total assets in securities of foreign issuers. These investments involve risks not associated with investments in the U.S., including the risk of fluctuations in foreign currency exchange rates, unreliable and untimely information about the issuers and political and economic instability. These risks are more severe in emerging markets and could result in the investment adviser misjudging the value of certain securities or in a significant loss in the value of those securities. The Fund may enter into foreign currency forward contracts (which are agreements to exchange an amount of currency at an agreed time and rate) to hedge the risk of fluctuations in exchange rates. This technique, however, may not be successful.

     ILLIQUID SECURITIES - The Fund may invest up to 10% of the value of its net assets in illiquid securities. These securities lack a ready market in which they can be sold. For this reason, illiquid securities involve the risk that the Fund will not be able to sell them when desired or at a favorable price.

     FUTURES, OPTIONS AND WARRANTS - Futures, options, rights and warrants are forms of derivative instruments. They can have equity-like characteristics and typically derive their value, at least in part, from the value of an underlying asset or index. The Fund may purchase and sell rights and warrants for profit opportunity or for purposes of hedging the portfolio. The Fund may also purchase and sell stock index futures and related options, and may trade in options on particular securities or baskets of securities, options on securities indices and foreign currency options. The Fund will write only covered call or covered put options. The Fund may engage in these futures and options transactions, but only for purposes of hedging. However, there is no requirement that the Fund hedge its portfolio or any investment position.

     Warrants are instruments that permit, but do not obligate, the holder to subscribe for other securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights are not dividend paying investments and do not have voting rights like common stock. They also do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than direct equity investments. In addition, the value of warrants and rights do not necessarily change with the value of the underlying securities and may cease to have value if they are not exercised prior to their expiration dates.

     A securities index futures contract does not require the physical delivery of the securities underlying the index, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures position is simply closed out. Changes in the market value of a particular securities index futures contract reflect changes in the specified index of the securities on which the futures contract is based. To hedge the Fund's portfolio, the investment adviser may sell a stock index futures contract in anticipation of a general market or market sector decline that it believes might adversely affect prices of the Fund's portfolio securities. If there is a correlation between the Fund's portfolio and a particular stock index, the sale of a futures contract on that index could reduce general market risk and permit the Fund to retain its securities position.

     A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, an underlying asset or index at a stated exercise price at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, an underlying asset or index at a stated exercise price at any time prior to the expiration of the option.

     While generally used to limit risk, the use of derivative instruments like futures, options, rights and warrants can increase the volatility of the Fund's portfolio. Particular futures and options positions may create investment exposures that are greater than the costs of those positions would suggest. This means that a small investment could have a large potential positive or negative impact on the Fund's performance. If the Fund invests in these instruments at inappropriate times or judges market conditions incorrectly, they may lower the Fund's return or result in substantial losses. Changes in the liquidity of the secondary markets in which these instruments trade can result in significant, rapid and unpredictable changes in their prices, which could also cause losses to the Fund.

     TEMPORARY DEFENSIVE INVESTMENTS - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of is assets in high quality, fixed income securities, money market instruments and money market mutual funds, or it may hold cash. The Fund may not achieve its investment objective in these circumstances. The Fund may also hold these investments for liquidity purposes.

                                   MANAGEMENT

     The Board of Trustees of the Trust is responsible for supervising the business and affairs of the Fund. The Board of Trustees has delegated responsibility for management of the Fund's investments to the investment adviser. Other matters relating to the Fund's day-to-day operations are handled by the Trust's officers, each of whom is an officer or employee of the investment adviser.

     INVESTMENT ADVISER - John A. Levin & Co., Inc., One Rockefeller Plaza, New York, New York 10022, serves as the Fund's investment adviser. Subject to the policies as the Board of Trustees may determine, the investment adviser makes all investment decisions for the Fund and places all orders for the purchase and sale of the Fund's investments. The investment adviser also provides administrative services required by the Trust and the Fund, except for certain accounting related services furnished by Van Eck Associates Corporation ("Van Eck"). Certain administrative services may also be furnished through the investment adviser's affiliates. The investment adviser furnishes, without expense to the Fund, the services of its personnel to serve as officers and Trustees of the Trust. The Fund pays the investment adviser monthly compensation for these services computed at the annual rate of 0.85% of the Fund's average daily net assets. The investment adviser may pay financial institutions a portion of this fee that is attributable to the investments of, or contracts or policies held by, customers of those financial institutions. During the fiscal year ended December 31, 2002, the investment adviser waived $114,539 of its $172,998 management fee as a result of its undertaking to limit the Fund's ordinary operating expenses to 1.10% of the Fund's average net assets.

     Together with its predecessor, the investment adviser has provided investment advisory services to clients since 1982. The investment adviser is an indirect, wholly-owned subsidiary of BKF Capital Group, Inc. ("BKF"), a company listed on the New York Stock Exchange (the "NYSE"). Clients of the investment adviser include U.S. and foreign individuals, trusts, non-profit organizations, registered investment funds, investment partnerships, endowments, and pension and profit-sharing funds. As of December 31, 2002, the investment adviser managed approximately $11.3 billion in assets for its clients.

               The portfolio managers of the Fund are:

               PHILIP W. FRIEDMAN: Senior Portfolio Manager and Securities Analyst, and the leader of the value equity team of the investment adviser. Prior to assuming these roles in March 2003, he served at the firm as the portfolio manager for a long/short equity strategy. Before joining the investment adviser in 2002, he was a managing director in charge of the U.S. Active Equity Group at Morgan Stanley Asset Management (1998-2002), director of North American Equity Research for Morgan Stanley (1995-1997) and an Aerospace and Defense Electronics analyst for Morgan Stanley (1990-1995).

               JOHN (JACK) W. MURPHY: Senior Portfolio Manager of the investment adviser since 1997, and Securities Analyst of the investment adviser since 1995.

     TRANSFER AGENT AND ACCOUNTING SERVICES - The Trust has retained Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101 to serve as the Fund's transfer agent and dividend paying agent.

     The Trust has retained Van Eck, 99 Park Avenue, New York, New York 10016 to provide the Fund with certain accounting, pricing and administration services, including valuation of the Fund's assets and calculation of the Fund's net asset value. As authorized by the Fund's agreement with Van Eck, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 has been retained by Van Eck to perform certain accounting services.

                                  FUND EXPENSES

     The Fund pays all of its expenses other than those expressly assumed by the investment adviser or the distributor. Expenses of the Fund are deducted from the Fund's total income before dividends are paid. The Fund's expenses include, but are not limited to: fees paid to the investment adviser; fees paid to Van Eck; fees of the Fund's independent auditors and custodian and certain related expenses; taxes; organization costs; brokerage fees and commissions; interest; costs incident to meetings of the Board of Trustees of the Trust and meetings of the Fund's shareholders; costs of printing and mailing prospectuses and reports to shareholders and the filing of reports with regulatory bodies; legal fees and disbursements; fees payable to federal and state regulatory authorities; fees and expenses of Trustees who are not affiliated with the investment adviser or the distributor; and any extraordinary expenses. The investment adviser has voluntarily undertaken to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commissions, and extraordinary expenses) to 1.10% of its average net assets. The investment adviser reserves the right to discontinue this policy at any time.

                              ABOUT YOUR INVESTMENT

     PURCHASE OF SHARES - The distributor, LEVCO Securities, Inc., offers the Fund's shares to separate accounts at net asset value per share on each day on which the NYSE is open for business, without any sales charge. Net asset value per share is calculated once daily at the first close of regular trading on the NYSE (normally, 4:00 p.m., New York time), Monday through Friday, each day the NYSE is open. It is computed by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from the value of the Fund's investments and other assets and dividing the result by the total number of shares of the Fund outstanding. The determination of net asset value is made separately for each class of shares of the Fund. Because the Fund may hold shares that are listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its net asset value, the Fund's net asset value may change on days when separate accounts will not be able to purchase or redeem Fund shares.

     The Fund effects orders to purchase or redeem shares from participating insurance companies that are based on premium payments, surrender and transfer requests and other transaction requests from the owners of variable annuity contracts and variable insurance policies offered by those insurance companies, or from their annuitants and beneficiaries, at the net asset value per share next computed after the separate account receives the transaction request. Any orders to purchase or redeem shares that are not based on actions by contract owners or policy owners, annuitants and beneficiaries will be effected at the net asset value per share next computed after the order is received by the distributor. The Fund reserves the right to suspend the sale of shares in response to conditions in the securities markets or for other reasons.

     Individuals may not place orders to purchase shares directly. Please refer to the prospectus for the separate account of the participating insurance company for more information on purchasing Fund shares.

     REDEMPTION OF SHARES - A separate account may redeem all or any portion of the shares that it holds at any time at the next computed net asset value per share, as described above. Shares that are redeemed are entitled to any dividends that have been declared as payable to record owners up to and including the day the redemption is effected. There is no redemption charge. Payment of the redemption price will normally be made within seven days after receipt of such tender for redemption.

     The right of redemption may be suspended and the date of payment of the redemption price may be postponed for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading on the NYSE is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of shareholders.

                                DISTRIBUTION PLAN

     Levco Securities, Inc. is the Fund's distributor. The Trust has adopted a Rule 12b-1 distribution plan under which the Fund may pay to the distributor up to 0.25% of the average daily net assets of the shares in distribution fees. These payments cover things such as payments the distributor makes to other organizations, including participating insurance companies, for promoting the sale of Fund shares or for reimbursing them for distribution or shareholder service expenses. Because these 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

                             DISTRIBUTIONS AND TAXES

     DISTRIBUTIONS - The Fund declares and distributes dividends from net investment income and net capital gains, if any, annually.

     TAX MATTERS - Applicable provisions of the Internal Revenue Code require that investments of a segregated asset account of an insurance company, such as the separate accounts of participating insurance companies that own shares of the Fund, must be "adequately diversified" for holders of variable annuity contracts or variable life insurance policies investing in the account to receive the tax-deferred or tax-free treatment generally afforded them. The Fund plans to satisfy the requirements of those provisions at all times.

     Fund dividends and distributions will be taxable, if at all, to the separate accounts that hold Fund shares, and not to the owners of variable annuity contracts or variable life insurance policies offered by participating insurance companies. The tax status of any dividend or distribution is the same regardless of how long the separate account has been an investor in the Fund and whether or not dividends and distributions are reinvested or taken in cash. In general, dividends paid from the Fund's net investment income (which would include short-term capital gains) are taxable as ordinary income. Distributions by the Fund of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain. Redemptions of Fund shares generally will result in recognition of capital gain or loss for federal income tax purposes.

     The tax status of dividends and distributions for each calendar year will be detailed in the annual tax statements from the Fund.

     The above discussion provides very general information only. It does not address the tax treatment of the owners of variable annuity contracts or variable life insurance policies offered by participating insurance companies. Owners of these contracts or life insurance policies should consult the prospectuses for the separate accounts for information concerning the Federal income tax treatment of the separate accounts that own Fund shares and of owning the annuity contracts or life insurance policies, and should consult their own tax advisors concerning the Federal and state tax consequences of these investments.

                           SHAREHOLDER COMMUNICATIONS

         It is expected that owners of variable annuity contracts or variable life insurance policies offered by participating insurance companies who have given instructions for separate accounts to invest in the Fund's shares will receive reports from the participating insurance companies that include, among other things, the Fund's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent auditors. The reports will show the investments owned by the Fund and provide other information about the Fund and its operations. The Fund may pay a portion of the cost of preparing certain of those reports. Owners of variable annuity contracts or variable life insurance policies may obtain information about the performance of the Fund on any business day by calling their insurance company.

                             ADDITIONAL INFORMATION

     DESCRIPTION OF SHARES - Shares being offered pursuant to this Prospectus are Class B shares of the Fund. Class A shares of the Fund are offered pursuant to a separate prospectus. The Class A and Class B shares each represent interests in the Fund, but differ in that the Class B shares, unlike Class A shares, bear certain expenses associated with the different investor services and distribution arrangement that has been implemented for that class.

     CUSTODIAN - State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's custodian.

     DISTRIBUTOR - LEVCO Securities, Inc., One Rockefeller Plaza, New York, New York 10020, serves as the distributor of the Fund's shares. The distributor is a wholly-owned subsidiary of the investment adviser.

     INDEPENDENT AUDITORS - Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Kansas City, Missouri 64105, serves as the independent auditors of the Fund. Financial Statements of the Fund appearing in the Fund's annual report were audited by Ernst & Young LLP.

     COUNSEL - Schulte Roth & Zabel LLP, 919 Third Avenue, New York, New York 10022, serves as counsel to the Fund, and also serves as counsel to the investment adviser and its affiliates on certain matters.

--------------------------------------------------------------------------------
                             LEVCO EQUITY VALUE FUND
--------------------------------------------------------------------------------

                    INVESTMENT ADVISER

                        John A. Levin & Co., Inc.
                        One Rockefeller Plaza
                        New York, New York  10020

                    DISTRIBUTOR

                        LEVCO Securities, Inc.
                        One Rockefeller Plaza
                        New York, New York  10020

                    CUSTODIAN

                        State Street Bank and Trust Company
                        225 Franklin Street
                        Boston, Massachusetts  02110

                    TRANSFER AGENT

                        Forum Shareholder Services, LLC
                        Two Portland Square
                        Portland, Maine  04101

                    INDEPENDENT AUDITORS

                        Ernst & Young LLP
                        One Kansas City Place
                        1200 Main Street
                        Kansas City, Missouri  64105

                    LEGAL COUNSEL

                        Schulte Roth & Zabel LLP
                        919 Third Avenue
                        New York, New York  10022

--------------------------------------------------------------------------------
     NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN APPROVED SALES LITERATURE IN CONNECTION WITH THE OFFER CONTAINED HEREIN, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.
--------------------------------------------------------------------------------

                              FOR MORE INFORMATION

     For more information about the Fund, the following documents are available free upon request:

     ANNUAL/SEMI-ANNUAL REPORTS - Additional information is available in the Fund's annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

                              TO OBTAIN INFORMATION

     To obtain free copies of the annual or semi-annual report or the SAI or discuss questions about the Fund:

     BY TELEPHONE - Call your insurance company or 1-800-826-2333

     BY MAIL - Write your insurance company or the Fund, c/o Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016

     FROM THE SEC - Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

     Investment Company Act File Number 811-08007

--------------------------------------------------------------------------------

      Statement of Additional Information dated May 1, 2003.
      LEVCO EQUITY VALUE FUND
      (series of LEVCO Series Trust)

      One Rockefeller Plaza, 19th Floor
      New York, New York 10020

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         LEVCO  Equity Value Fund (the "Fund") is a series of LEVCO Series Trust
(the "Trust"), an open-end, diversified, management investment company (commonly known as a mutual fund) organized as a Delaware statutory trust on January 2, 1997. The investment objective of the Fund is to achieve long-term growth of capital through an emphasis on the preservation of capital and an attempt to control volatility as measured against the Standard & Poor's Composite 500 Stock Index(TM) (the "S&P 500").


         The Fund pursues its objective by investing its assets primarily in common stocks and other securities having equity characteristics, which, in the opinion of the Fund's investment adviser, are currently undervalued in relation to their intrinsic value. In pursuing its objective, the Fund may utilize a variety of investment techniques. See "INVESTMENT OBJECTIVE AND POLICIES." Options on securities, stock index options and stock index futures and related options may be used by the Fund for hedging purposes and involve certain risks.

         John A. Levin & Co., Inc. (the "Investment Adviser") serves as the investment adviser of the Fund.

         Shares of the Fund, consisting of Class A and Class B shares (collectively, the "Shares"), are distributed by LEVCO Securities, Inc. (the "Distributor"). Shares are sold to certain life insurance companies ("Participating Companies") and their separate accounts ("Separate Accounts") to fund benefits under variable annuity contracts ("Contracts") and variable life insurance policies ("Policies") offered by Participating Companies. The Separate Accounts invest in Shares in accordance with allocation instructions received from Contract and Policy owners ("Contract Owners" and "Policy Owners"). These allocation rights are described in the prospectus for the Separate Account. Shares are redeemed to the extent necessary to provide benefits under the Contracts and Policies. In the future, Shares may also be sold to qualified pension and retirement plans.

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         Information  about the Fund is set forth in the  Prospectus for Class A shares of the Fund and the Prospectus for Class B shares of the Fund, each dated May 1, 2003 (collectively, the "Prospectuses"). The Prospectuses provide the basic information you should know before investing and may be obtained without charge by calling your insurance company or 1-800-826-2333. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectuses and is intended to provide you with additional information regarding the activities and operations of the Fund. This Statement of Additional Information should be read in conjunction with the applicable Prospectus.


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                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

INVESTMENT OBJECTIVE AND POLICIES.............................................2

INVESTMENT RESTRICTIONS......................................................10

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................12

DETERMINATION OF NET ASSET VALUE.............................................14

TAXES........................................................................15

PURCHASES AND REDEMPTIONS OF SHARES..........................................17

TRUSTEES AND OFFICERS........................................................17


INVESTMENT ADVISORY AGREEMENT................................................23

DISTRIBUTOR..................................................................24

DISTRIBUTION PLAN [Applicable to the Fund Class B Shares Only]...............25

SPECIAL INVESTMENT TECHNIQUES................................................26

ADDITIONAL INFORMATION.......................................................30




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9418918.4

                                        3

                        INVESTMENT OBJECTIVE AND POLICIES

         The sections below describe, in greater detail than in the Prospectuses, some of the different types of investments which may be made by the Fund and the different investment practices in which the Fund may engage. The use of options and futures contracts by the Fund is discussed on page 26 under "SPECIAL INVESTMENT TECHNIQUES." The principal investment policies of the Fund are set forth in the Prospectuses.

TYPES OF EQUITY SECURITIES

         Equity securities purchased by the Fund may include common and preferred and convertible preferred stocks, and securities having equity characteristics such as rights, warrants and convertible debt securities. See "Convertible Securities." Common stocks and preferred stocks represent equity ownership interests in a corporation and participate in the corporation's earnings through dividends which may be declared by the corporation. Unlike common stocks, preferred stocks are entitled to stated dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior stated dividends have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have preferences on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The rights of common and preferred stocks are generally subordinate to rights associated with a corporation's debt securities.

         Rights and warrants are derivative securities which entitle the holder to purchase the securities of a company (generally, its common stock) at a specified price during a specified time period. Because of this feature, the values of rights and warrants are affected by factors similar to those which determine the price of common stocks and exhibit similar behavior. Neither warrants nor rights carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. They involve the risk that they will decline in value if the price of the related securities declines. If the price of the related security does not increase to a price higher than the price at which the warrants or rights may be exercised, the warrant or right may become worthless. As a result, warrants and rights are more speculative than certain other types of equity investments. In addition, the value of a warrant or a right does not necessarily change with the value of the underlying securities, and a warrant or right ceases to have value if it is not exercised before its expiration date. Rights and warrants may be purchased directly or may be acquired in connection with a corporate reorganization or exchange offer. The purchase of rights and warrants is subject to certain limitations.

CONVERTIBLE SECURITIES

         Securities of this type may be purchased by the Fund. They include convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the holder receives the interest paid on a convertible bond or the dividend preference of a preferred stock. These payments

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ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yields on non-convertible debt.

         Convertible securities have an "investment value," which is the theoretical value determined by the yield they provide in comparison with similar securities without the conversion feature. The investment value changes based upon prevailing interest rates and other factors. They also have a "conversion value," which is the worth in market value if the security were to be exchanged for the underlying equity security. Conversion value fluctuates directly with the price of the underlying security. If conversion value is substantially below investment value, the price of the convertible security is governed principally by its investment value. If conversion value is near or above investment value, the price of the convertible security generally will rise above investment value and may represent a premium over conversion value due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. A convertible security's price, when price is influenced primarily by its conversion value, will generally yield less than a senior non-convertible security of comparable investment value. Convertible securities may be purchased at varying price levels above their investment values or conversion values. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may never be realized.

FOREIGN SECURITIES

         The Fund may invest up to 20% of its total assets, at the time of purchase, in foreign securities, including the securities of certain Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs"), which represent ownership of specific foreign securities. Investments in foreign securities will be affected by a number of factors which ordinarily do not affect investments in domestic securities.

         Foreign securities may be affected by changes in currency exchange rates, exchange control regulations, changes in governmental administration or economic or monetary policy (in the U.S. and abroad), political events, expropriation or nationalization, confiscatory taxation, and the difficulty of enforcing obligations in foreign jurisdictions. Dividends and interest paid on foreign securities may be subject to foreign withholding and other foreign taxes. In addition, there may be less publicly available information concerning foreign issuers than domestic issuers, and foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic issuers. Securities of certain foreign issuers and in certain foreign markets are less liquid and more volatile than those of domestic issuers and markets, and foreign brokerage commissions are generally higher than in the U.S. There is also generally less regulation and supervision of exchanges, brokers and issuers in foreign countries.

         Securities denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency exchange rates, and costs will be incurred in converting one currency to another. Exchange rates are determined by forces of supply and demand, which forces are affected by a variety of factors including international balances of payments, economic and financial conditions, government intervention and speculation. Foreign currency exchange transactions of the Fund may be effected on a "spot" basis (cash basis) at the prevailing spot rate for purchasing or selling currency. The Fund may also utilize forward foreign currency contracts as described below.

SHORT-TERM INVESTMENTS

         As discussed in the Prospectuses, the Fund may invest in a variety of short-term debt securities ("money market instruments"), including instruments issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities") and repurchase agreements for such securities. Money market instruments are generally considered to be debt securities having remaining maturities of approximately one year or less.
Government Securities are obligations guaranteed by the U.S. Government or issued by its agencies or instrumentalities, including, for example, obligations of the Export-Import Bank of the United States, the General Services Administration, Federal Land Banks, Farmers Home Administration and Federal Home Loan Banks. Some Government Securities, such as U.S. Treasury obligations and obligations issued by the Export-Import Bank and the Federal Housing Administration, are backed by the full faith and credit of the U.S. Treasury. Others, such as those issued by Federal Home Loan Banks, are backed by the issuer's right to borrow from the U.S. Treasury. Some, such as those issued by the Federal National Mortgage Association and Federal Farm Credit Banks, are backed only by the issuer's own credit, with no guarantee of U.S. Treasury backing. Other types of money market instruments include: certificates of deposit, bankers' acceptances, commercial paper, letters of credit, short-term corporate obligations and other obligations discussed below.

         The short-term investments of the Fund in bank obligations may include certificates of deposit, bankers' acceptances, time deposits and letters of credit. These investments will be limited to: (1) obligations of U.S. commercial banks and savings institutions having total assets of $1 billion or more and instruments secured by such obligations, including obligations of foreign branches of U.S. banks and (2) similar obligations of foreign commercial banks having total assets of $1 billion or more or their U.S. branches which are denominated in U.S. dollars. Obligations of foreign banks and their U.S. branches are subject to additional risks of the types generally associated with investment in foreign securities. See "Foreign Securities." Similar risks may apply to obligations of foreign branches of U.S. banks. There are currently no reserve requirements applicable to obligations issued by foreign banks or foreign branches of U.S. banks. Also, not all of the federal and state banking laws and regulations applicable to domestic banks relating to maintenance of reserves, loan limits and promotion of financial soundness apply to foreign branches of domestic banks and none of them apply to foreign banks.

         Commercial paper constituting the short-term investments of the Fund must be rated within the two highest grades by Standard & Poor's, a division of the McGraw-Hill Companies ("S&P") or the highest grade by Moody's Investors Service, Inc. ("Moody's") or, if not rated, must be issued by a company having an outstanding debt issue rated at least BBB by S&P or Baa by Moody's. Other types of short-term corporate obligations (including loan participations and master demand notes) must be rated at least A by S&P or Moody's to qualify as a short-term investment of the Fund, or, if not rated, must be issued by a company having an outstanding debt issue rated at least A by Moody's or S&P. The quality standards described above may be modified by the Fund upon the approval of the Board of Trustees. Short-term obligations of the types described above, but not meeting applicable quality standards, may be purchased if they are purchased subject to a repurchase agreement with (or guaranteed as to principal and interest

by) a domestic or foreign bank, a domestic savings institution or a corporation which meets those quality standards, or a foreign government having an outstanding debt security rated at least AA by S&P or Aa by Moody's.

REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements involving the types of securities which are eligible for purchase by the Fund. However, there is no limitation upon the maturity of the securities underlying the repurchase agreements.

         Repurchase agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition of Government Securities or other securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution and the institution will repurchase the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year.

         Repurchase agreements involve certain risks not associated with direct investments in debt securities. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement is accomplished, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. If the seller defaults, the value of such securities may decline before the Fund is able to dispose of them. If the Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, the Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law, and may suffer delays and losses in disposing of the collateral as a result.

         While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include the requirement that the Investment Adviser effect repurchase transactions only with large, well capitalized United States financial institutions approved by it as creditworthy based upon periodic review under guidelines established and monitored by the Trustees of the Trust. In addition, the value of the collateral underlying the repurchase agreement, which will be held by the Fund's custodian in segregated accounts on behalf of the Fund, will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercise of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund does not invest in repurchase agreements that do not mature within seven days. Investments in repurchase agreements may at times be substantial when, in the view of the Investment Adviser, liquidity or other considerations so warrant.

TYPES OF DEBT SECURITIES

         As described in the Prospectuses, the Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by the Fund may include, among others: bonds, notes and debentures issued by corporations; Government Securities; municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks. Under certain circumstances, these investments are subject to certain quality limitations and other restrictions and include money market instruments and other types of obligations. Investors should recognize that, although securities ratings of debt securities issued by a securities rating service provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels cause fluctuations in the prices of debt obligations and will, therefore, cause fluctuations in the net asset value per share of the Fund.

         Additionally, subsequent to the purchase of a debt security by the Fund, the ratings or credit quality of a debt security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by the Fund would not require the Fund to sell the security. However, the Investment Adviser will evaluate and monitor the quality of all investments and will dispose of investments which have deteriorated in their creditworthiness or ratings as determined to be necessary to assure that the Fund's overall investments are constituted in a manner consistent with the Fund's investment objective.

         NON-INVESTMENT GRADE DEBT SECURITIES. As discussed in the Prospectuses, the Fund may invest in both investment grade and non-investment grade debt securities. Non-investment grade debt securities (typically called "junk bonds") are securities that are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The Fund will not invest 10% or more of the value of its total assets in non-convertible securities which are not investment grade.

         Companies that issue these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher grade securities. These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

         Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher grade securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

         The Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangements with any person concerning the acquisition of such securities, and the Investment Adviser will review the credit and other characteristics pertinent to such new issues.

         ZERO COUPON SECURITIES. Debt securities purchased by the Fund may include zero coupon securities. These securities do not pay any interest until maturity and, for this reason, zero coupon securities of longer maturities may trade at a deep discount from their face or par values and may be subject to greater fluctuations in market value than ordinary debt obligations of comparable maturity. Current federal tax law requires that the holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment that year. It is not anticipated that the Fund will invest more than 5% of its assets in zero coupon securities in the coming year.

         VARIABLE RATE SECURITIES. Debt obligations purchased by the Fund may also include variable and floating rate securities. The interest rates payable on these securities are adjusted either at predesignated periodic intervals or whenever there is a change in an established market rate of interest. Other features may include a right whereby the Fund, which holds the security, may demand prepayment of the principal amount prior to the stated maturity (a "demand feature") and the right of an issuer to prepay the principal amount prior to maturity. One benefit of variable and floating rate securities is that, because of interest rate adjustments on the obligation, changes in market value that would normally result from fluctuations in prevailing interest rates are reduced. The benefit of a demand feature is enhanced liquidity.

FORWARD FOREIGN CURRENCY CONTRACTS

         The Fund may enter into forward currency contracts to purchase or sell foreign currencies as a hedge against possible variations in foreign exchange rates. A forward foreign currency exchange contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions.

         By entering into a forward contract for the purchase or sale of the amount of foreign currency invested in a foreign security, the Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received ("transaction hedging"), or during the time the Fund holds the foreign security ("position hedging"). The Fund will generally use forward contracts only to "lock in" the price in U.S. dollars of a foreign security intended to be purchase or sold, but in certain limited cases may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar. Forward contracts will not be used in all cases. Moreover, hedging against a decline in the value of a currency through the use of forward contracts does not eliminate fluctuations in the prices of securities or prevent losses if the prices of securities decline, nor do they completely protect against all changes in the values of foreign securities due to fluctuations in foreign exchange rates. Hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. If anticipated currency movements are not accurately predicted, the Fund will sustain losses on those contracts. The Fund will not speculate in forward currency contracts. If the Fund enters into a position hedging transaction, the Fund's custodian will place cash or liquid securities in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. If the value of the securities placed in the account declines, additional cash or securities will be placed in the account so that the value of cash or securities in the account will equal the amount of the Fund's commitments with respect to such contracts. The Fund will not attempt to hedge all of their non-U.S. portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Investment Adviser. The Fund will not enter into forward contracts for terms of more than one year.

SECURITIES LOANS

         Consistent with applicable regulatory requirements, the Fund may lend its United States portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund (subject to the notice provisions described below) and are at all times secured by cash or cash equivalents maintained in a segregated account pursuant to applicable regulations and which are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while earning interest on the amounts deposited as collateral, which interest will be invested in short-term investments.

         A loan may be terminated by the borrower on one business day's notice, or by the Fund on four business days' notice. If the borrower fails to deliver the loaned securities within four days of receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, loans of securities will only be made to firms deemed by the Investment Adviser to be creditworthy (such creditworthiness will be monitored on an ongoing basis) and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities. Any gain or loss in the market price during the loan period would inure to the Fund.

         When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with loans of securities. The Fund will not lend securities if to do so would cause it to have loaned securities in excess of one third of the value of the Fund's total assets, measured at the time of such loan. The Fund may lend foreign securities consistent with the foregoing requirements, but they have no intention of doing so in the foreseeable future.

WHEN-ISSUED SECURITIES

         To help ensure the availability of suitable securities for investment, the Fund may purchase securities on a "when issued" or on a "forward delivery" basis. Securities purchased in this manner will be delivered to the Fund at a future date beyond the customary settlement time. It is expected that, in normal circumstances, the Fund will take delivery of such securities. In general, the Fund does not pay for the securities or become entitled to dividends or interest until the purchase of the securities is settled. There are no percentage-of-asset limitations on this practice. However, while awaiting delivery of any securities purchased on such a basis, the Fund will establish a segregated account consisting of cash or liquid securities equal to the amount of its commitments to purchase securities on a "when-issued" basis.

RESTRICTED SECURITIES

         The Fund may invest up to 10% of its net assets in securities subject to restrictions on disposition under the Securities Act of 1933, as amended (the "Securities Act") ("restricted securities"). Such investments, however, will be limited to certain restricted securities that may be sold to institutional investors pursuant to Rule 144A. In some cases, these securities may be difficult to value to the extent that they are not publicly traded, and may be difficult to sell promptly at favorable prices. The Fund's policies are intended to enable it to invest a limited portion of its assets in investments subject to restrictions on disposition, but which nevertheless are considered by the Investment Adviser to be attractive. Except as described above, the Fund does not purchase illiquid securities, including repurchase agreements maturing in more than seven days.

TEMPORARY INVESTMENTS

         For defensive purposes, the Fund may temporarily invest all or a substantial portion of their respective assets in high quality fixed income securities and money market instruments, or may temporarily hold cash in such amounts as the Investment Adviser deems appropriate. Fixed income securities will be deemed to be of high quality if they are rated "A" or better by S&P or Moody's or, if unrated, are determined to be of comparable quality by the Investment Adviser. Money market instruments are high quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include: Government

Securities; commercial paper; certificates of deposit and bankers' acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation; and repurchase agreements for Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the Investment Company Act of 1940 (the "1940 Act"). The Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of that fund, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities. SEE "INVESTMENT OBJECTIVE AND PRACTICES -- Repurchase Agreements."

PORTFOLIO TURNOVER

         There are no fixed limitations regarding portfolio turnover. However, it is estimated that the Fund's annual portfolio turnover rate will not exceed 100%. Although the Fund generally does not engage in short-term trading, securities may be sold without regard to the time they have been held when investment considerations warrant such action. As a result, under certain market conditions, the portfolio turnover rate of the Fund may be higher. Brokerage costs will be commensurate with the rate of the Fund's trading activity, so that a higher turnover rate will result in higher brokerage costs.

                             INVESTMENT RESTRICTIONS

         The Fund has adopted various investment restrictions on its investment activities. Certain of these are fundamental policies which cannot be changed by the Fund without approval by the holders of a majority, as defined in the 1940 Act, of the Fund's outstanding voting shares. For the Fund to alter a fundamental policy requires the affirmative vote of the lesser of the holders of
(a) 67% or more of the shares of the Fund present at a meeting of shareholders, if the holders of at least 50% of the outstanding shares (including shares of all classes) of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund (including shares of all classes). Each Separate Account owning Shares will vote its shares in accordance with instructions received from Contract Owners or Policy Owners, annuitants and beneficiaries. Shares held by a Separate Account as to which no instructions have been received will be voted for or against any matter, or in abstention, in the same proportion as the Shares held by that Account as to which instructions have been received. Shares held by a Separate Account that are not attributable to Contracts or Policies will also be voted for or against any proposition in the same proportion as the Shares for which voting instructions are received by the Separate Account. If a Participating Company determines, however, that it is permitted to vote any such Shares in its own right, it may elect to do so, subject to the then current interpretations of the 1940 Act and the rules thereunder.

         Under its fundamental policies, the Fund may not:

         1. Purchase a security, other than U.S. Government securities, if as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities, or of any class of securities, of any one issuer. For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.

         2. Purchase a security, other than U.S. Government securities, if as a result of such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers in any one industry.

         3. Purchase or sell commodities, including futures contracts, except that the Fund may purchase and sell stock index futures and related options and, in connection with its investment in foreign securities, may enter into transactions involving foreign currency, options on foreign currency and forward foreign currency exchange contracts.

         4. Purchase or sell real estate or interests therein, or purchase oil, gas or other mineral leases, rights or royalty contracts or development programs, except that the Fund may invest in the securities of issuers engaged in the foregoing activities and may invest in securities secured by real estate or interests therein.

         5. Issue senior securities as defined by the 1940 Act or borrow money, except that the Fund may borrow from banks for temporary extraordinary or emergency purposes (but not for investment) in an amount up to 10% of the value of the Fund's total assets (calculated at the time of the borrowing). The Fund may not make investments while it has borrowings exceeding 5% of the value of its total assets outstanding. This restriction shall not be deemed to prohibit the Fund from purchasing or selling securities on a when-issued or delayed-delivery basis, or entering into repurchase agreements, lending portfolio securities, selling securities short against-the-box, or writing covered put and call options on securities, stock indices and foreign currencies, in each case in accordance with such investment policies as may be adopted by the Board of Trustees.

         6. Underwrite the securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         7. Make loans of money or securities, except that the Fund may lend money through the purchase of permitted investments, including repurchase agreements, and may lend its portfolio securities in an amount not exceeding 33-1/3% of the value of the Fund's total assets.

         The Fund has adopted the following additional investment restrictions which are not fundamental and may be changed by the Board of Trustees. Under these restrictions, the Fund may not:

         1. Make short sales of securities (other than short sales against-the-box) or purchase securities on margin, but the Fund may make margin deposits in connection with its permitted investment activities.

         2. Invest in the securities of a company for the purpose of exercising management or control; however, this shall not be deemed to prohibit the Fund from exercising voting rights with respect to its portfolio securities.

         3. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to secure permitted borrowings and to implement collateral and similar arrangements incident to permitted investment practices.

         4. Purchase securities which are illiquid, including repurchase agreements maturing in more than seven days, except the Fund may invest up to 10% of its net assets in certain restricted securities that may be sold to institutional investors pursuant to Rule 144A.

         5. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

         In addition, the Fund has adopted a policy that is not fundamental, under which it invests at least 80% of the total of its net assets (net assets plus the amount of any borrowings made for investment purposes) in common stocks and other securities having equity characteristics.

         Except as otherwise stated, all percentage limitations on the Fund's investment practices apply at the time of an investment or a transaction. A later change in any percentage resulting from a change in the value of the investment or the total value of the Fund's assets will not constitute a violation of such restriction.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to the general supervision of the Board of Trustees, the Investment Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with non-affiliated dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid. The Fund anticipates that its transactions involving foreign securities will be effected primarily on the principal stock exchanges for such securities. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

         The Investment Adviser currently serves as investment adviser to a number of clients, and may in the future act as investment adviser to other clients, including other registered investment companies. It is the practice of the Investment Adviser to cause purchase and sale transactions to be allocated among the portfolios whose assets it manages in such manner as it deems equitable. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Fund and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on the Fund.

         Some of the other accounts for which the Investment Adviser acts as investment adviser pursue alternative investment strategies. Investment decisions made for these accounts by the Investment Adviser may differ from those made by the Investment Adviser in managing the Fund. At times, this may create certain conflicts between the accounts and the Fund. For example, certain alternative investment accounts may effect short sales of securities while the Fund has long positions in those securities. These sales may adversely affect the prices of the securities held long by the Fund. The Investment Adviser follows procedures to limit and address conflicts among different client accounts and to help ensure that all accounts managed by the Investment Adviser, including the Fund, are fairly treated.

         The policy of the Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Board of Trustees believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Fund and the Investment Adviser from obtaining high quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Adviser may rely on its experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

         In seeking to implement the Fund's policies, the Investment Adviser effects transactions with those brokers and dealers who it believes provide the most favorable prices and which are capable of providing efficient executions. If the Investment Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. The information and services received by the Investment Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Fund directly. While such services are useful and important in supplementing its own research and facilities, the Investment Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

         Consistent with the policies described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through the Distributor, a registered broker-dealer affiliated with the Investment Adviser. In order for such transactions to be effected, the commissions, fees or other remuneration received by the Distributor must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Distributor to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. In approving the use of an affiliated broker, the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust (the "Independent Trustees"), has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid are consistent with the foregoing standard.

         For the fiscal years ended December 31, 2000, 2001 and 2002, the Fund paid total brokerage commissions of $49,316 (none of which was paid to the Distributor), $38,909 (none of which was paid to the Distributor) and $36,678 (none of which was paid to the Distributor), respectively.

                        DETERMINATION OF NET ASSET VALUE

         The Prospectuses describe the days on which the net asset values per share of the Fund are computed for purposes of purchases and redemptions of Shares by investors, and also sets forth the times as of which such computations are made and the requirements applicable to the processing of purchase and redemption orders. Net asset value is computed once daily each day the New York Stock Exchange (the "NYSE") is open, except that no computation need be made on a day on which no orders to purchase or redeem Shares have been received. The NYSE currently observes the following holidays: New Year's Day; Martin Luther King, Jr. Day (third Monday in January); Presidents' Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in
May); Independence Day; Labor Day (first Monday in September); Thanksgiving Day (last Thursday in November); and Christmas Day.


         In valuing the assets of the Fund for purposes of computing net asset value, securities are appraised at market value as of the close of trading on each business day when the NYSE is open. Securities, other than stock options listed on the NYSE or other exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter market are valued on the basis of the official closing price as reported by NASDAQ. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options traded on national securities exchanges are valued at the last sale price prior to the time of computation of net asset value per share. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. Securities for which quotations are not readily available and other assets are appraised at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees. Short-term debt securities will be valued at their current market value when available or fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. A pricing service may be utilized to determine the fair value of securities held by the Fund. Any such service might value the investments based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data processing techniques, a matrix system or both to determine valuation. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are valued at their fair values.

         The values of securities held by the Fund and other assets used in computing net asset value are determined as of the time trading in such securities is completed each day, which, in the case of foreign securities, generally occurs at various times prior to the close of the NYSE. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board of Trustees. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars at the mean between the bid and offer prices of the currencies against U.S. dollars last quoted by any major bank.

         The following table shows the calculation of the net asset value per share (offering price) of the Fund as of December 31, 2002:

                   (A)                (B)                         (C)

               NET ASSETS      SHARES OUTSTANDING       OFFERING PRICE (A) / (B)
             -------------  -------------------      -------------------------
               $18,277,908         2,309,850                    $7.91

                                      TAXES

         THE FOLLOWING DISCUSSION IS A SUMMARY OF THE FEDERAL TAX TREATMENT OF THE FUND AND SOME OF THE TAX CONSEQUENCES TO THE SEPARATE ACCOUNTS OF INVESTING IN THE FUND. IT DOES NOT ADDRESS THE TAX TREATMENT OF THE CONTRACT OWNERS OR POLICY OWNERS. CONTRACT OWNERS AND POLICY OWNERS SHOULD CONSULT THE PROSPECTUSES OF THE SEPARATE ACCOUNTS FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES OF OWNING CONTRACTS OR POLICIES, AND SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING FEDERAL AND STATE TAX CONSEQUENCES OF SUCH INVESTMENTS.

         The Fund declares and distribute dividends from net investment income and net capital gains, if any, annually.

         The Fund has elected to be classified, and intends to qualify each year, as a regulated investment company ("RIC") by satisfying the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), concerning the diversification of the Fund's assets, distribution of its income, and sources of its income. If so qualified, the Fund will not be subject to Federal income tax to the extent that it distributes its net income to shareholders as required by the Code. If for any taxable year the Fund does not qualify as a RIC, then all of the Fund's taxable income will be subject to Federal corporate income tax.

         Federal income tax would be imposed on the Fund if it failed to make certain distributions of its income to shareholders. The Fund intends to make distributions in a manner which will avoid the imposition of such tax. In addition, a 4% excise tax would be imposed upon the Fund if, in a particular calendar year, the Fund failed to distribute substantially all of its ordinary income and net capital gains for a twelve-month period, generally ending on October 31st. This excise tax will not apply to the Fund if at all times during the calendar year each shareholder in the Fund was a "segregated asset account" (as defined in the Code) or a qualified plan. The Fund has been informed that the Participating Companies intend to qualify the Separate Accounts as segregated asset accounts.

         Section 817(h) of the Code requires that investments of a segregated asset account of an insurance company be "adequately diversified," in accordance with Treasury Regulations promulgated thereunder, in order for the holders of variable annuity contracts or variable life insurance policies investing in the account to receive the tax-deferred or tax-free treatment generally afforded holders of annuities or life insurance policies under the Code. The Department of the Treasury has issued Regulations under Section 817(h) which, among other things, provide the manner in which a segregated asset account will treat investments in a RIC for purposes of the applicable diversification requirements. Under the Regulations, if a RIC satisfies certain conditions, that RIC will not be treated as a single investment for these purposes, but rather the segregated asset account will be treated as owning its proportionate share of each of the assets of the RIC. The Fund plans to satisfy these conditions, as in effect on the date of this Statement of Additional Information, at all times.

         Distributions by the Fund will be taxable, if at all, to the Separate Accounts, and not to Contract or Policy Owners. A Separate Account will include distributions in its taxable income in the year which includes the record date for such distributions. Any dividend declared by the Fund as of a record date in October, November or December and paid the following January will be treated for Federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared. Distributions by the Fund of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income, and distributions by the Fund of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain. Distributions will be taxable in the above-described manner whether they are reinvested in additional shares of the Fund or the shareholder receives such distributions in cash. Redemptions of Shares generally will result in recognition of capital gain or loss, if any, for federal income tax purposes. Any loss arising from the sale or redemption of Shares in the Fund held for six months or less will be treated for Federal income tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such Shares. Contract Owners and Policy Owners should consult the prospectuses of the Separate Accounts for information concerning the Federal income tax treatment of Separate Accounts that own Shares.

         The foregoing discussion of Federal income tax consequences is based on tax laws and regulations as in effect on the date of this Statement of Additional Information, and is subject to change by legislative or administrative action.

         Dividends and interest received by the Fund from foreign investments, if any, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

         Under present Delaware law, the Fund is not subject to income taxation during any fiscal year in which it qualifies as a RIC. However, the Fund might be subject to Delaware income taxes for any taxable year in which it did not so qualify. Furthermore, the Fund may be subject to tax in certain states where it does business. The state and local tax treatment of the Fund and its shareholders in respect to distributions may differ from federal tax treatment.

                       PURCHASES AND REDEMPTIONS OF SHARES

         The Fund reserves the right, in its sole discretion, to (i) suspend the offering of shares of the Fund and (ii) reject purchase orders when, in the judgment of the Investment Adviser, such suspension or rejection is in the best interest of the Fund.

         The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE or the bond market is closed or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "SEC"), (ii) during any period when an emergency exists, as defined by the rules of the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

                              TRUSTEES AND OFFICERS

         The Board of Trustees of the Trust has the overall responsibility for monitoring the operations of the Trust and the Fund and for supervising the services provided by the Investment Adviser and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Fund.

         Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.

                             NON-INTERESTED PERSONS*

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                                                    PRINCIPAL           IN FUND
                                               TERM OF OFFICE AND   OCCUPATION(S)       COMPLEX       OTHER
                               POSITION(S)     LENGTH OF TIME       DURING PAST FIVE    OVERSEEN BY   DIRECTORSHIPS
NAME, AGE AND ADDRESS          WITH TRUST      SERVED               YEARS               TRUSTEE       HELD BY TRUSTEE
---------------------          ----------      ------               -----               -------       ---------------
Edward T. Tokar, 55
101 Columbia Road              Trustee         2001 to present      Chief Executive     1             Trustee of D.B.
Morristown, NJ  07962-1219                                          Officer, Allied                   Hedge Strategies
                                                                    Capital                           Fund, LLC
                                                                    Management LLC
                                                                    and Vice
                                                                    President -
                                                                    Investments,
                                                                    Honeywell
                                                                    International,
                                                                    Inc.

Thomas C. Barry, 59            Trustee         1997 to present      Founder and         1             The France
Zephyr Management                                                   Principal of                      Growth Fund, Inc.
320 Park Avenue                                                     Zephyr
New York, NY  10022                                                 Management, L.P.,
                                                                    sponsor or
                                                                    specialized
                                                                    investment
                                                                    partnerships.
                                                                    Founder, South
                                                                    Africa Capital
                                                                    Growth Fund;
                                                                    Founder, ZN
                                                                    Mexico Trust,
                                                                    private equity
                                                                    funds.

Charles L. Booth, Jr., 69      Trustee         1997 to present      Presently retired.  1             The Bramwell
215 E. 68th Street  #28E                                                                              Funds, Inc. (2
New York, NY  10021                                                                                   fund portfolios)

James B. Rogers, Jr., 60       Trustee         1997 to present      Author, traveler    1             The Zweig Fund,
352 Riverside Drive                                                 and private                       Inc.; The Zweig
New York, NY  10025                                                 investor.                         Total Return
                                                                                                      Fund, Inc.

Edward J. Rosenthal, 68        Trustee         1997 to present      Co-founder and      1             Astro
707 Westchester Avenue                                              Vice Chairman of                  Communications
White Plains, NY  10604                                             Cramer Rosenthal
                                                                    McGlynn, Inc., an
                                                                    investment
                                                                    advisory firm.

Bradford J. Race, Jr., 57      Trustee         2002 to present      Of counsel, Dewey   1             The
1301 Avenue of the Americas                                         Ballantine LLP;                   Manufacturers
New York, NY  10019                                                 former Secretary                  Life Insurance
                                                                    to the Governor                   Company of New
                                                                    and Chief of                      York
                                                                    Staff to the
                                                                    Governor of the
                                                                    State of New
                                                                    York, George E.
                                                                    Pataki

         * not "interested persons" (as defined in the 1940 Act)

                        INTERESTED PERSONS* AND OFFICERS

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                                  TERM OF         PRINCIPAL             IN FUND
                                                  OFFICE AND      OCCUPATION(S)         COMPLEX       OTHER
                               POSITION(S)        LENGTH OF       DURING PAST FIVE      OVERSEEN BY   DIRECTORSHIPS
NAME, AGE AND ADDRESS          WITH TRUST         TIME SERVED     YEARS                 TRUSTEE       HELD BY TRUSTEE
---------------------          ----------         -----------     -----                 -------       ---------------
John A. Levin,* 64             Trustee,           1997 to         Chairman, Chief       1             None
One Rockefeller Plaza          Co-Chairman and    present         Executive Officer,
25th Floor                     President                          President and
New York, NY 10020                                                Director of the
                                                                  Investment Adviser,
                                                                  BKF Capital Group,
                                                                  Inc. ("BKF") and
                                                                  the Distributor.

Gregory T. Rogers,* 37         Trustee            2000 to         Executive Vice        1             None
One Rockefeller Plaza                             present         President and Chief
25th Floor                                                        Operating Officer
New York, NY 10020                                                of the Investment
                                                                  Adviser.  From
                                                                  1994 to  2000,
                                                                  Mr. Rogers was
                                                                  a     Managing
                                                                  Director    of
                                                                  BARRA
                                                                  Strategic
                                                                  Consulting
                                                                  Group.

Glenn A. Aigen, 40             Chief Financial    1997 to         Senior Vice           1             None
One Rockefeller Plaza          Officer and        present         President and Chief
25th Floor                     Treasurer                          Financial Officer
New York, NY 10020                                                of the Investment
                                                                  Adviser.

Norris Nissim, 36              Secretary          1997 to         Vice President and    1             None
One Rockefeller Plaza                             present         General Counsel of
25th Floor                                                        the Investment
New York, NY 10020                                                Adviser and
                                                                  Distributor.


         * "interested persons" (as defined in the 1940 Act)

         John A. Levin and Gregory T. Rogers are Trustees who are "interested persons" of the Trust (as defined by the 1940 Act) by virtue of their affiliations with the Investment Adviser or the Distributor.

         BOARD COMMITTEES. There are two standing committees of the Board of Trustees, which are the Audit Committee and the Nominating Committee. The members of the Audit Committee are Thomas C. Barry, Charles L. Booth, James B. Rogers and Edward J. Rosenthal, each of whom is an Independent Trustee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. During the fiscal year ended December 31, 2002, the Audit Committee held one meeting.

         The members of the Nominating Committee are Thomas C. Barry, Charles L. Booth, Jr. and Edward J. Rosenthal, each of whom is an Independent Trustee. The Nominating Committee is responsible for nominating persons to serve in the capacity of Independent Trustee. During the fiscal year ended December 31, 2002, the Nominating Committee held one meeting. The Nominating Committee does not accept shareholder recommendations.

         BOARD INTEREST IN THE FUND. As of December 31, 2002, the Trustees owned the following amounts in the Fund:


                                               DOLLAR RANGE OF EQUITY                 AGGREGATE DOLLAR RANGE OF EQUITY
                                               SECURITIES IN THE FUND (NONE,          SECURITIES IN ALL REGISTERED
                                               $1-$10,000, 10,001-$50,000,            INVESTMENT COMPANIES OVERSEEN BY
                                               $50,001-$100,000,                      TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE                                OVER $100,000)                         COMPANIES
---------------                                --------------                         ---------
John A. Levin, Trustee                         None                                   None

Gregory T. Rogers, Trustee                     None                                   None

Edward T. Tokar, Independent Trustee           None                                   None

Thomas C. Barry, Independent Trustee           None                                   None

Charles L. Booth, Jr., Independent             None                                   None
Trustee

James B. Rogers, Jr., Independent              None                                   None
Trustee

Edward J. Rosenthal, Independent               None                                   None
Trustee

Bradford J. Race, Jr., Independent Trustee     None                                   None


         TRUSTEE INTEREST IN INVESTMENT ADVISERS, DISTRIBUTOR OR AFFILIATES. Neither the Independent Trustees, nor members of their immediate family, own securities beneficially or of record in the Investment Adviser, the Distributor, BKF or any affiliate of the Investment Adviser, the Distributor or BKF, as shown by the chart below. Accordingly, neither the Independent Trustees, nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Investment Adviser, the Distributor, BKF or any of their affiliates.


                           NAME OF OWNERS
                           AND
                           RELATIONSHIPS                                        VALUE OF            PERCENT OF
NAME OF TRUSTEE            TO TRUSTEE         COMPANY        TITLE OF CLASS     SECURITIES**        CLASS**
---------------            ----------         -------        --------------     ------------        -------
Edward T. Tokar            N/A                N/A            N/A                N/A                 N/A

Thomas C. Barry,           N/A                N/A            N/A                N/A                 N/A
Independent Trustee

Charles L. Booth,          N/A                N/A            N/A                N/A                 N/A
Jr., Independent
Trustee

James B. Rogers,           N/A                N/A            N/A                N/A                 N/A
Jr., Independent
Trustee

Edward J. Rosenthal,       N/A                N/A            N/A                N/A                 N/A

Independent Trustee

Bradford J. Race, Jr.,     N/A                N/A            N/A                N/A                 N/A
Independent Trustee


         ** Valuation date is as of December 31, 2002.

         TRUSTEE INTEREST IN ANY MATERIAL TRANSACTIONS WITH INVESTMENT ADVISERS, DISTRIBUTOR OR AFFILIATES. During the two most recently completed calendar years (i.e., since January 1, 2001), neither the Independent Trustees, nor members of their immediate family, have conducted any transactions (or series of similar transactions) or have any relationship in which the amount involved exceeds $60,000 and to which (i) the Fund; (ii) an officer of the Fund; (iii) an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and
(c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Investment Adviser or the Distributor; (iv) an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Investment Adviser or the Distributor; (v) the Investment Adviser; (vi) the Distributor;
(vii) BKF; or (viii) any affiliate of the Investment Adviser, the Distributor or BKF were a party.

         TRUSTEE BOARD POSITIONS WITH INVESTMENT ADVISERS, DISTRIBUTOR OR AFFILIATES. Within the past 2 years, no Independent Trustee or immediate family member of any Independent Trustee has served as an officer on the board of a company on which an officer of the Investment Adviser, the Distributor, or any affiliate of the Investment Adviser or the Distributor, also served.

         COMPENSATION. Trustees who are not officers or employees of the Investment Adviser, the Distributor or their affiliated companies, are each paid an annual retainer of $7,500.00. Officers of the Trust, all of whom are officers or employees of the Investment Adviser, the Distributor or their affiliates, receive no compensation from the Trust.

         Trustee compensation from the Trust for the 2002 fiscal year is set forth below:

                               COMPENSATION TABLE


                           AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION FROM
  NAME OF PERSON,      COMPENSATION FROM    BENEFITS ACCRUED AS PART      BENEFITS UPON      FUND AND FUND COMPLEX
      POSITION             THE FUND           OF THE FUND EXPENSES         RETIREMENT           PAID TO TRUSTEES
  ----------------     -----------------    ------------------------    ----------------    ------------------------
John A. Levin,                $0                       $0                      $0                      $0
Trustee,
Co-Chairman and
President

Gregory T. Rogers,            $0                       $0                      $0                      $0
Trustee

Edward T. Tokar,              $0                       $0                      $0                      $0
Independent Trustee

Thomas C. Barry,            $7,500                     $0                      $0                    $7,500
Independent Trustee

Charles L. Booth,           $7,500                     $0                      $0                    $7,500
Jr., Independent
Trustee

James B. Rogers,            $7,500                     $0                      $0                    $7,500
Jr., Independent
Trustee

Edward J.                   $7,500                     $0                      $0                    $7,500
Rosenthal,
Independent Trustee

Bradford J. Race, Jr.,      $5,625*                    $0                      $0                    $5,625*
Independent Trustee

* Bradford J. Race, Jr. became a Trustee in June 2002. The compensation presented in this table represents his compensation from the Trust from such date until December 31, 2002.


         CODE OF ETHICS. The Trust, the Investment Adviser and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act (the "Codes") which govern personal securities trading by Trustees and officers of the Trust and personnel of the Investment Adviser and the Distributor. The Codes permit such individuals to purchase and sell securities, including securities that are purchased, sold or held by the Fund, but only subject to certain conditions designed to ensure that purchases and sales by such individuals do not adversely affect the Fund's investment activities.

                          INVESTMENT ADVISORY AGREEMENT

         The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "MANAGEMENT - Investment Adviser."

         The Investment Adviser is a Delaware corporation with offices at One Rockefeller Plaza, New York, New York 10020. It is an indirect, wholly-owned subsidiary of BKF.

         The Investment Adviser provides investment advisory and administrative services to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), dated May 22, 1997 with the Trust. The Advisory Agreement was approved by the Trust's Board of Trustees, including a majority of the Independent Trustees at a meeting held on May 22, 1997, and was also approved on such date by the vote of the sole shareholder of the Trust on such date. The Advisory Agreement was renewed for a one year term by a vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, during the March 20, 2003 meeting of the Trust's Board. The Advisory Agreement is terminable as to the Fund without penalty, on 60 days' notice, by the Trust's Board or by vote of the holders of a majority of the Fund's shares, or, on not less than 60 days' notice, by the Investment Adviser. The Advisory Agreement had an initial term expiring on April 30, 1999, and has been continued in effect from year to year thereafter by vote of the Board. The Advisory Agreement will continue in effect from year to year as to the Fund subject to the annual approval thereof by (i) the Trust's Board or (ii) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance must also be approved by a majority of the Independent Trustees or the Investment Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it will terminate automatically in the event of its "assignment" (as defined by the 1940 Act and the rules thereunder). The management fee of the Fund was waived for the period August 4, 1997 to December 31, 1997, and for the fiscal year ended December 31, 1998. During the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002, the Investment Adviser waived $78,221 of the $246,029, $106,338 of the $211,480 and $114,539 of the $172,998, respectively, in management fees.

         When approving the Investment Advisory Agreement, the Trustees, including the Independent Trustees, considered a number of factors, including:
(1) the expected nature, quality and scope of the management and investment advisory services and personnel provided to the Fund by the Investment Adviser;
(2) the rate of the investment advisory fees payable to the Investment Adviser and a comparison of the fees paid by comparable funds; (3) the compensation (in addition to the investment advisory fees) and other benefits received by the Investment Adviser and its affiliates; (4) the Investment Adviser's costs in providing the services; (5) economies of scale realized by the Investment Adviser; (6) possible alternatives to the investment advisory arrangement with the Investment Adviser; (7) the operating expenses of the Fund; and (8) the policies and practices of the Investment Adviser with respect to portfolio transactions for the Fund.

         Based on the above considerations, the Trustees determined that the Investment Advisory Agreement, including the fee level, was fair and reasonable.

         The Investment Adviser manages the Fund's investments in accordance with their respective stated policies, subject to the supervision of the Trust's Board. The Investment Adviser is responsible for all investment decisions for the Fund and for placing orders for the purchase and sale of investments for the Fund's portfolios. The Investment Adviser also provides such administrative services as the Trust and the Fund may require, except for certain accounting related services. See "ADDITIONAL INFORMATION - Transfer Agent and Accounting Services." The Investment Adviser furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary in connection with the operations of the Trust and the Fund. In addition, the Investment Adviser pays the salaries of officers of the Trust and any fees and expenses of Trustees of the Trust who are also officers, directors or employees of the Investment Adviser or who are officers or employees of any company affiliated with the Investment Adviser and bears the cost of telephone service, heat, light, power and other utilities associated with the services it provides.

         In consideration of the services provided by the Investment Adviser, the Fund pay the Investment Adviser a monthly fee computed at the annual rate of ..85% of the Fund's average daily net assets.

                                   DISTRIBUTOR

         Shares of the Fund are distributed on a continuous basis at its current net asset value per share, without imposition of any front-end or contingent deferred sales charge, by the Distributor. The Distributor provides these services to the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"), dated May 22, 1997, with the Trust. The Distribution Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined by the 1940 Act) of the Investment Adviser or the Distributor, at a meeting held on May 22, 1997. The Distribution Agreement was renewed for a one year term by a vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, during the March 20, 2003 meeting of the Trust's Board. The Distribution Agreement is terminable as to the Fund without penalty, on 60 days' notice, by resolution of the Trustees or by vote of a majority of the outstanding voting securities of the Fund, or, on not less than 60 days' notice, by the Distributor. The Distribution Agreement had an initial term and has been continued in effect from year to year thereafter by vote of the Board. The Distribution Agreement will continue in effect from year to year as to the Fund subject to the annual approval thereof by (i) the Trust's Board or (ii) vote of the holders of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance must also be approved by a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Investment Adviser or the Distributor, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement provides that it will terminate automatically in the event of its "assignment" (as defined by the 1940 Act and the rules thereunder).

         Under the terms of the Distribution Agreement, the Distributor bears all the costs associated with distribution of the Shares of the Fund. The Trust bears all of its costs and expenses, including the expense of preparing, printing, mailing and otherwise distributing prospectuses, statements of additional information, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials. However, pursuant to a plan of distribution adopted by the Trust, the Fund makes certain payments to the Distributor for services provided by the Distributor with respect to the Class B Shares of the Fund. These payments are borne solely by holders of the Fund Class B Shares and are not an expense of the Fund Class A Shares. See "DISTRIBUTION PLAN." In the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.

         The offices of the Distributor are located at One Rockefeller Plaza, New York, New York 10020. The Distributor is a wholly-owned subsidiary of the Investment Adviser.

         DISTRIBUTION PLAN [APPLICABLE TO THE FUND CLASS B SHARES ONLY]

         The following information supplements and should be read in conjunction with the section in the Fund's Prospectus for Class B Shares entitled "Distribution Plan."

         DISTRIBUTION PLAN. Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Board of Trustees has adopted such a plan (the "Distribution Plan") with respect to the Class B Shares of the Fund, pursuant to which the Trust is authorized to utilize assets to finance the distribution of the Class B Shares of the Fund and to reimburse the Distributor for payments it makes to other securities dealers, insurance companies and financial institutions which engage in efforts to promote the sale of the Fund Class B Shares and which sell the Fund Class B Shares or to reimburse such organizations for distribution related or shareholder services related expenses they incur in selling Fund Class B Shares or providing the Fund related services to their customers. Under the Distribution Plan, the Trust may expend an amount annually which shall not exceed 0.25% annually of the average daily net assets of the Class B Shares of the Fund. Payments to the Distributor under the Distribution Plan will be made monthly to reimburse the Distributor for its distribution related expenses. There is no requirement that these expenses be incurred by the Distributor in the same fiscal year of the Fund as the fiscal year in which reimbursement to the Distributor will be made. However, the Distributor will not be entitled to be paid any interest (or carrying charge) on amounts expended but not yet reimbursed by the Trust.

         A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of Class B Shares of the Fund may bear for distribution pursuant to the Distribution Plan without the approval of such shareholders and that all material amendments to the Distribution Plan must be approved by the Board, and by the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote of the Board members and the Independent Trustees cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Board members who are Independent Trustees and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of the Class B Shares of the Fund.

                          SPECIAL INVESTMENT TECHNIQUES

         As discussed in the Prospectuses, the Fund may engage in certain transactions in options and futures contracts and options on futures contracts. The specific transactions in which the Fund may engage are noted and described in the Prospectuses. The discussion below provides additional information regarding the use of futures and options transactions.

REGULATORY MATTERS

         The Fund will comply with and adhere to all limitations on the manner and extent to which it effects transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission as conditions for the exemption of a mutual fund, or the investment advisers thereto, from registration as a commodity pool operator. In accordance with those restrictions, the Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its assets after taking into account unrealized profits and losses on the options the Fund has entered into. In the case of an option that is "in-the-money," the in-the-money amount may be excluded in computing such 5%. (In general, a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put.) The Fund may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the Commodities Exchange Act and regulations thereunder. As to long positions which are used as part of the Fund's investment strategy and are incidental to its activities in the underlying cash market, the "underlying commodity value" of the Fund's futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future. For an option on a future, that value is the underlying commodity value of the future underlying the option.

         The Fund may not write options on securities or stock indices with aggregate exercise prices in excess of 30% of the value of the Fund's assets measured at the time an option is written.

FUTURES AND OPTIONS TRANSACTIONS

         The Fund may use futures contracts and related options for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which it invests. For example, the Fund may sell a stock index futures contract in anticipation of a general market or market sector decline that might adversely affect prices of the Fund's portfolio securities. To the extent that there is a correlation between the Fund's portfolio and a particular stock index, the sale of futures contracts on that index could reduce general market risk and permit the Fund to retain its securities positions.

         The Fund may purchase call options on individual stocks and baskets of stocks, or purchase stock index futures contracts (and call options on such contracts) to hedge against a market advance that might increase the prices of securities that the Fund is planning to acquire. Alternatively, the Fund may purchase put options on individual stocks and baskets of stocks, or sell stock index futures contracts (or purchase puts on such contracts) to provide protection against a decline in the price of a security below a specified level or a sector or general market decline. The Fund may purchase and write options in combination with each other to adjust the risk and return of its overall investment positions. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to synthesize a position similar to that which would be achieved by selling a futures contract.

         By purchasing a put option on an individual stock, the Fund could hedge the risk of a devaluation of that individual stock. The value of the put option would be expected to rise as a result of a market decline and thus could offset all or a portion of losses resulting from declines in the prices of individual securities held by the Fund. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option (in the form of premium and transaction costs), the Fund would suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium.

         By purchasing a call option on a stock index, the Fund would attempt to participate in potential price increases of the underlying index, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if stock prices fell. At the same time, the Fund would suffer a loss if stock prices do not rise sufficiently to offset the cost of the option.

         The Fund may engage in the writing (selling) of covered call options with respect to the securities in the Fund's portfolio to supplement the Fund's income and enhance total returns. The Fund may write (sell) listed or over-the-counter call options on individual securities held by the Fund, on baskets of such securities or on the Fund's portfolio as a whole. The Fund will write only covered call options, that is, the Fund will write call options only when it has in its portfolio (or has the right to acquire at no cost) the securities subject to the option. A written option may also be considered to be covered if the Fund owns an option that entirely or partially offsets its obligations under the written option. Index options will be considered covered if the pattern of price fluctuations of the Fund's portfolio or a portion thereof substantially replicates the pattern of price fluctuations in the index underlying the option. A call option written by the Fund obligates the Fund to sell specified securities to the holder of the option at a predetermined price if the option is exercised on or before its expiration date. An index call option written by the Fund obligates the Fund to make a cash payment to the holder of the option if the option is exercised and the value of the index has risen above a predetermined level on or before the expiration date of the option. The Fund may terminate its obligations under a call option by purchasing an option identical to the one written. Writing covered call options provides the Fund with opportunities to increase the returns earned from portfolio securities through the receipt of premiums paid by the purchasers of the options. Writing covered call options may reduce the Fund's returns if the value of the underlying security or index increases and the option position is exercised or closed out by the Fund at a loss.

RISKS OF FUTURES AND OPTIONS

         The purchase and sale of options and futures contracts and related options involve risks different from those involved with direct investments in securities and also require different skills from the Investment Adviser in managing the Fund's portfolios of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Fund, if the Investment Adviser is not successful in employing such instruments in managing the Fund's investments or in predicting market changes, the Fund's performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options or futures used. It is also possible that the Fund may be unable to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or that the Fund may need to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions, or that the Fund may be unable to close out or liquidate its hedged position. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its yield. A more complete discussion of the possible risks involved in transactions in options and futures contracts is contained in this Statement of Additional Information. The Fund's current policy is to limit options and futures transaction to those described above. The Fund may purchase and write both over-the-counter and exchange traded options.

RISKS OF OPTIONS ON STOCK INDICES

         As discussed in the Prospectuses and above, the purchase and sale of options on stock indices will be subject to risks applicable to options transactions generally. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index or if dissemination of the current level of an underlying index is interrupted. If this occurs, the Fund would not be able to close out options which it had purchased and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses if the underlying index moves adversely before trading resumes. However, it is a policy of the Fund to purchase options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

         The purchaser of an index option may also be subject to a timing risk. If an option is exercised by the Fund before final determination of the closing index value for that day, the risk exists that the level of the underlying index may subsequently change. If such a change caused the exercised option to fall out-of-the-money (that is, the exercising of the option would result in a loss, not a gain), the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time, it may not be possible to eliminate this risk entirely, because the exercise cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced. Alternatively, when the index level is close to the exercise price, the Fund may sell rather than exercise the option. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are not as liquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Fund will not purchase or sell any index option contract unless and until, in the opinion of the Investment Adviser, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

STOCK INDEX FUTURES CHARACTERISTICS

         Currently, stock index futures contracts can be purchased or sold with respect to several different stock indices, each based on a different measure of market performance. A determination as to which of the index contracts would be appropriate for purchase or sale by the Fund will be based upon, among other things, the liquidity offered by such contracts and the volatility of the underlying index.

         Unlike when the Fund purchases or sells a security, no price is paid to or received by the Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit in its segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills) currently ranging from approximately 10% to 15% of the contract amount. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract. Gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments which the Fund may be required to make during the term of the contracts to its broker. Such payments would be required where, during the term of a stock index futures contract purchased by the Fund, the price of the underlying stock index declined, thereby making the Fund's position less valuable. In all instances involving the purchase of stock index futures contracts by the Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate its position in the futures contract.

         Where futures are purchased to hedge against a possible increase in the price of a security before the Fund is able to fashion its program to invest in the security or in options on the security, it is possible that the market may decline. If the Fund, as a result, decided not to make the planned investment at that time either because of concern as to the possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the stock index future and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movements in the stock index due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index itself and the value of a future. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in stock indices and movements in the prices of stock index futures, the value of stock index futures contracts as a hedging device may be reduced. In addition, if the Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

                             ADDITIONAL INFORMATION

CUSTODIAN

         State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 serves as custodian of the Trust's assets and maintains custody of the Fund's investments.

CONTROL PERSONS AND HOLDERS OF SECURITIES


         As of the date of this Statement of Additional Information, in excess of 50% of the outstanding Class A Shares of the Fund were owned by Security Equity Life Insurance Company, 84 Business Park, Armonk, NY 10504. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Fund. Through the exercise of voting rights with respect to the shares, the controlling person set forth above is able to determine the outcome of shareholder voting on matters as to which approval by shareholders of the Trust is required. The officers and directors of the Fund do not own any shares of the Fund.


INDEPENDENT AUDITORS

         Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Kansas City, Missouri, 64105, serves as the independent auditors of the Fund. Financial Statements of the Fund appearing in the Fund's annual report were audited by Ernst & Young LLP.

TRANSFER AGENT

         The Trust has retained Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101 ("Forum") to serve as the Fund's transfer agent and dividend paying agent. The Fund pays a separate Transfer Agent fee to Forum equal to $200 per month.

PORTFOLIO ACCOUNTING AND ADMINISTRATION SERVICES

         The Trust has retained Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016 ("Van Eck") to provide certain accounting, pricing and administration services to the Fund, including valuation of the Fund's assets and calculation of the Fund's net asset value. For providing these accounting services, the Fund will pay Van Eck an annual fee equal to $25,000 for the 12 months following the effective date of the Portfolio Accounting and
Administration Services Agreement. Thereafter, fees will be based on a percentage of net assets. As authorized by the Fund's agreement with Van Eck, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 has been retained by Van Eck to perform certain accounting services. The Fund pays State Street Bank and Trust Company a monthly fee equal to $3,558 per month per cusip.

REPORTS TO SHAREHOLDERS

         Shareholders of the Fund will be kept fully informed through annual and semi-annual reports showing diversification of investments, securities owned and other information regarding the Fund's activities. The financial statements of the Fund must be audited at least once a year by the Fund's independent auditors.

LEGAL COUNSEL

         Schulte Roth & Zabel LLP, 919 Third Avenue, New York, New York 10022 serves as counsel to the Investment Adviser and its affiliates on certain matters.

LIQUIDATION OF VAN ECK-LEVIN MID CAP VALUE FUND


On March 20, 2003, the Board of Trustees approved a plan of liquidation for Van Eck-Levin Mid Cap Value Fund. That fund was terminated on April 30, 2003, in accordance with the terms of the plan.


REGISTRATION STATEMENT

         This Statement of Additional Information and the Prospectuses do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the SEC rules and regulations. A text-only version of the Registration Statement is available free on the Securities and Exchange Commission's Internet web site, www.sec.gov.

FINANCIAL STATEMENTS

         The audited financial statements of the Fund and the notes thereto and the report of Ernst & Young LLP with respect to such financial statements, are incorporated herein by reference to the Fund's Annual Report to shareholders for the fiscal year ended December 31, 2002.


         The financial statements of the Fund incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as indicated in their report with respect thereto. The financial statements are incorporated by reference herein in reliance on such report given on the authority of such firm as experts in accounting and auditing.

                               LEVCO SERIES TRUST
                           PART C - OTHER INFORMATION

    ITEM 23.    EXHIBITS

   (a)(1)       Certificate of Trust dated January 2, 1997.*

   (a)(2)       Certificate of Amendment to Certificate of Trust dated May 9,
                1997.*

   (a)(3)       Amended and Restated Declaration of Trust dated May 1, 1997.*

      (b)       By-Laws.*

   (c)(1) Articles III and V of the Amended and Restated Declaration of Trust dated May 1, 1997.*

   (c)(2)       Article II of By-Laws.*

   (c)(3)       Certificate of Designation.**

      (d)       Amended Investment Advisory Contract.**

      (e)       Amended Distribution Agreement.**

      (f)       Not Applicable.

      (g)       Custodian Agreement. Filed herewith.

   (h)(1) Portfolio Accounting and Administration Services Agreement. Filed herewith.

   (h)(2)       Transfer Agency and Services Agreement. Filed herewith.

      (i)       Opinion and Consent of Counsel.*

      (j)       Consent of Independent Auditors. Filed herewith.

      (k)       Not Applicable.

      (l)       Letter of Investment Intent.*

      (m)       Plan Pursuant to Rule 12b-1 for LEVCO Equity Value Fund.*

      (n)       Plan Pursuant to Rule 18f-3 for LEVCO Equity Value Fund.*

      (o)       Reserved.

      (p)       Code of Ethics. ***




---------------------------
*      Incorporated   by  Reference  to   Pre-Effective   Amendment   No.  1  to
       Registrant's Registration Statement, File Nos. 333-19297 and 811-08007, filed January 6, 1997.

**     Incorporated   by  Reference  to   Post-Effective   Amendment  No.  6  to
       Registrant's Registration Statement, File Nos. 333-19297 and 811-08007, filed October 19, 2001.

***    Incorporated   by  Reference  to   Post-Effective   Amendment  No.  4  to
       Registrant's Registration Statement, File Nos. 333-19297 and 811-08007, filed May 1, 2000.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND


                  In excess of 50% of the Class A shares of LEVCO Equity Value Fund (the "Equity Fund"), a series of LEVCO Series Trust (the "Trust"), are owned by Security Equity Life Insurance Company, which is deemed to control the Equity Fund.


                  There were no Class B shares of the Equity Fund outstanding as of the date of this filing.

ITEM. 25.         INDEMNIFICATION

                  A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article III, Section 7 of the Amended and Restated Declaration of Trust provides that if any shareholder or former shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a shareholder, and not because of his or her acts or omissions, the shareholder or former shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

                  Pursuant to Article VII, Section 2 of the Amended and Restated Declaration of Trust, the trustees of the Trust (the "Trustees") shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall have the power to indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his duties as a Trustee of the Trust to the fullest extent permitted by law, subject to such limitations and requirements as may be set forth in the By-Laws; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  The Advisory Agreement between the Trust and John A. Levin & Co., Inc., the Trust's investment adviser (the "Investment Adviser"), provides that the Investment Adviser will use its best efforts in the supervision and management of the investment activities of the Trust, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Adviser shall not be liable to the Trust or the Funds for any error of judgment or mistake of law or for any act or omission by the Investment Adviser or for any losses sustained by the Trust, the Funds or the shareholders.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

                  The Investment Adviser is primarily engaged in the business of providing investment advice.

                  A description of any other business, profession, vocation, or employment of a substantial nature in which the Investment Adviser, and each director, executive officer, or partner of the Investment Adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in the Form ADV of John A. Levin & Co., Inc. (File No. 801-52602) as filed with the Securities and Exchange Commission, and is incorporated herein by reference.

ITEM 27.          PRINCIPAL UNDERWRITERS

                  (a) Not Applicable.

                  (b) Set forth below is information concerning each director, officer, or partner of LEVCO Securities, Inc.

             NAME AND PRINCIPAL              POSITIONS AND OFFICES               POSITIONS AND OFFICES
              BUSINESS ADDRESS                 WITH UNDERWRITER                     WITH REGISTRANT
John A. Levin                         Chairman, Chief Executive Officer,       Trustee, Co-Chairman and
One Rockefeller Plaza                       President and Director                     President
New York, NY  10020

Norris Nissim                                 Vice President and                       Secretary
One Rockefeller Plaza                           General Counsel
New York, NY  10020

Carol L. Novak                           Vice President and Secretary                    None
One Rockefeller Plaza
New York, NY  10020

                  (c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

                  All accounting and financial books and records required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant will be maintained by Forum Shareholder Services, LLC at the following office:

                           Forum Shareholder Services, LLC
                           Two Portland Square
                           Portland, Maine  04101

ITEM 29.          MANAGEMENT SERVICES

                  Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 30.          UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30th day of April 2003.


                                      LEVCO Series Trust Registrant

                                      By:/s/John A. Levin
                                         --------------------------------
                                          John A. Levin
                                          President

                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement of LEVCO Series Trust has been signed below by the following persons in the capacities and on the date indicated.


              Signature                             Title                          Date
/s/John A. Levin                      Trustee and President (Principal          April 30, 2003
-------------------------------       Executive Officer)
         John A. Levin

/s/Glenn A. Aigen                     Treasurer (Principal Financial            April 30, 2003
-------------------------------       Officer)
         Glenn A. Aigen

/s/Gregory T. Rogers
-------------------------------       Trustee                                   April 30, 2003
       Gregory T. Rogers

/s/Edward T. Tokar
-------------------------------       Trustee                                   April 30, 2003
       Edward T. Tokar

/s/Thomas C. Barry
-------------------------------       Trustee                                   April 30, 2003
       Thomas C. Barry

/s/Charles L. Booth, Jr.              Trustee                                   April 30, 2003
-------------------------------
     Charles L. Booth, Jr.

/s/James B. Rogers, Jr.               Trustee                                   April 30, 2003
-------------------------------
     James B. Rogers, Jr.

/s/Edward J. Rosenthal
-------------------------------       Trustee                                   April 30, 2003
     Edward J. Rosenthal

/s/Bradford J. Race, Jr.
-------------------------------       Trustee                                   April 30, 2003
    Bradford J. Race, Jr.